UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® GLOBAL EQUITY FUND

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	2.7%
Time Warner, Inc.	2.6%
Nestle S.A.	2.5%
Honeywell International, Inc.	2.5%
Accenture PLC, “A”	2.5%
Reckitt Benckiser Group PLC	2.4%
Walt Disney Co.	2.3%
Bayer AG	2.2%
Visa, Inc., “A”	2.1%
Medtronic PLC	1.9%

Equity sectors
Consumer Staples	18.1%
Health Care	17.8%
Financial Services	14.0%
Leisure	10.7%
Industrial Goods & Services	8.3%
Basic Materials	6.5%
Retailing	5.6%
Special Products & Services	5.4%
Technology	5.2%
Transportation	4.3%
Energy	1.3%
Autos & Housing	0.9%

Issuer country weightings (x)
United States	57.4%
United Kingdom	9.7%
Switzerland	8.1%
France	7.5%
Germany	5.9%
Netherlands	2.3%
Canada	1.7%
Sweden	1.7%
Denmark	0.9%
Other Countries	4.8%

Currency exposure weightings (y)
United States Dollar	59.8%
Euro	16.6%
British Pound Sterling	9.7%
Swiss Franc	8.1%
Swedish Krona	1.7%
Danish Krone	0.9%
Japanese Yen	0.9%
Brazilian Real	0.9%
South Korean Won	0.5%
Other Currencies	0.9%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.22%	$1,000.00	$1,004.19	$6.08
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
B	Actual	1.97%	$1,000.00	$1,000.47	$9.80
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
C	Actual	1.97%	$1,000.00	$1,000.11	$9.80
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
I	Actual	0.97%	$1,000.00	$1,005.57	$4.84
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R1	Actual	1.97%	$1,000.00	$1,000.44	$9.80
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
R2	Actual	1.47%	$1,000.00	$1,002.69	$7.32
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R3	Actual	1.22%	$1,000.00	$1,004.33	$6.08
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
R4	Actual	0.97%	$1,000.00	$1,005.46	$4.84
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R5	Actual	0.87%	$1,000.00	$1,006.07	$4.34
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 4.7%
Honeywell International, Inc.	501,811	$57,341,940
MTU Aero Engines AG	158,658	14,973,352
United Technologies Corp.	333,305	34,787,043

		$107,102,335
Airlines - 0.5%
Aena S.A. (a)	71,460	$10,191,338

Alcoholic Beverages - 5.9%
AmBev S.A.	2,001,178	$11,282,356
Carlsberg Group	215,041	20,942,652
Diageo PLC	1,573,679	42,446,573
Heineken N.V.	273,524	25,635,310
Pernod Ricard S.A.	306,825	33,123,389

		$133,430,280
Apparel Manufacturers - 3.0%
Burberry Group PLC	706,764	$12,278,663
Compagnie Financiere Richemont S.A.	274,914	18,283,658
LVMH Moet Hennessy Louis Vuitton S.A.	230,155	38,239,506

		$68,801,827
Automotive - 0.9%
Delphi Automotive PLC	199,024	$14,654,137
Harley-Davidson, Inc.	101,859	4,871,916

		$19,526,053
Broadcasting - 7.5%
Omnicom Group, Inc.	275,547	$22,862,135
Time Warner, Inc.	784,549	58,951,012
Walt Disney Co.	512,420	52,912,489
WPP Group PLC	1,477,243	34,449,238

		$169,174,874
Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG	139,031	$11,412,865
Franklin Resources, Inc.	559,675	20,898,265

		$32,311,130

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 5.4%
Accenture PLC, “A”	490,695	$55,409,279
Adecco S.A.	282,923	18,211,712
Brenntag AG	149,300	8,754,655
Compass Group PLC	1,458,626	25,980,197
NOW, Inc. (a)	124,541	2,249,210
PayPal Holdings, Inc. (a)	294,577	11,541,527

		$122,146,580
Cable TV - 2.1%
Sky PLC	1,395,806	$19,140,537
Time Warner Cable, Inc.	132,665	28,139,573

		$47,280,110
Chemicals - 2.6%
3M Co.	224,980	$37,657,152
Monsanto Co.	215,126	20,153,004

		$57,810,156
Computer Software - 2.2%
Check Point Software Technologies Ltd. (a)	131,679	$10,912,239
Oracle Corp.	986,245	39,311,726

		$50,223,965
Consumer Products - 6.3%
Colgate-Palmolive Co.	435,509	$30,886,298
International Flavors & Fragrances, Inc.	148,799	17,777,017
Reckitt Benckiser Group PLC	565,735	55,003,539
Svenska Cellulosa Aktiebolaget	1,200,893	37,819,280

		$141,486,134
Electrical Equipment - 3.4%
Amphenol Corp., “A”	264,607	$14,773,009
Legrand S.A.	349,970	19,932,467
Schneider Electric S.A.	385,262	25,074,639
W.W. Grainger, Inc. (l)	72,779	17,068,131

		$76,848,246
Electronics - 1.8%
Hoya Corp.	329,700	$12,552,522
Microchip Technology, Inc.	329,233	15,997,431
Samsung Electronics Co. Ltd.	10,781	11,723,218

		$40,273,171

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 0.1%
INPEX Corp.	258,700	$2,010,120

Food & Beverages - 6.0%
Danone S.A. (l)	551,677	$38,640,951
Kellogg Co.	508,003	39,019,710
Nestle S.A.	771,536	57,505,289

		$135,165,950
Food & Drug Stores - 0.1%
Lawson, Inc.	32,600	$2,544,796

Gaming & Lodging - 0.6%
Sands China Ltd.	1,129,600	$4,025,636
William Hill PLC	1,184,601	5,412,461
Wynn Resorts Ltd. (l)	45,585	4,025,156

		$13,463,253
Insurance - 0.4%
Swiss Re Ltd.	95,341	$8,457,750

Internet - 0.5%
eBay, Inc. (a)	488,883	$11,943,412

Machinery & Tools - 0.1%
Kubota Corp.	215,300	$3,145,089

Major Banks - 5.1%
Bank of New York Mellon Corp.	963,268	$38,761,904
Goldman Sachs Group, Inc.	154,533	25,360,411
Standard Chartered PLC	1,384,660	11,170,065
State Street Corp.	656,234	40,883,378

		$116,175,758
Medical Equipment - 13.1%
Cooper Cos., Inc.	137,432	$21,038,091
Dentsply Sirona, Inc.	184,870	11,018,252
Medtronic PLC	536,904	42,495,952
Sonova Holding AG	96,635	12,914,216
St. Jude Medical, Inc.	534,706	40,744,597
Stryker Corp.	378,594	41,270,532
Thermo Fisher Scientific, Inc.	430,123	62,045,243
Waters Corp. (a)	171,744	22,354,199
Zimmer Biomet Holdings, Inc.	358,737	41,530,982

		$295,412,064

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.7%
Cisco Systems, Inc.	539,876	$14,841,191

Oil Services - 1.2%
National Oilwell Varco, Inc.	213,255	$7,685,710
Schlumberger Ltd.	255,991	20,566,317

		$28,252,027
Other Banks & Diversified Financials - 7.1%
American Express Co.	434,905	$28,455,834
Credicorp Ltd.	33,031	4,803,368
Erste Group Bank AG	327,502	9,420,155
Grupo Financiero Banorte S.A. de C.V.	1,470,237	8,346,467
Itau Unibanco Holding S.A., ADR	852,787	8,127,060
Julius Baer Group Ltd.	261,223	11,167,263
Kasikornbank PLC	1,008,980	4,801,271
Komercni Banka A.S.	18,624	3,831,391
UBS Group AG	1,895,029	32,792,121
Visa, Inc., “A”	616,930	47,651,673

		$159,396,603
Pharmaceuticals - 4.7%
Bayer AG	435,577	$50,249,812
Johnson & Johnson	127,120	14,247,610
Merck KGaA	191,928	18,036,290
Roche Holding AG	93,210	23,562,415

		$106,096,127
Railroad & Shipping - 2.3%
Canadian National Railway Co.	635,536	$39,123,596
Union Pacific Corp.	158,036	13,785,480

		$52,909,076
Restaurants - 0.5%
Whitbread PLC	217,529	$12,306,861

Specialty Chemicals - 3.9%
Akzo Nobel N.V.	380,522	$26,966,507
L’Air Liquide S.A.	86,824	9,842,364
Linde AG	204,733	31,272,898
Praxair, Inc.	177,931	20,899,775

		$88,981,544

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 2.4%
AutoZone, Inc. (a)	24,186	$18,507,853
Hermes International	11,224	3,996,985
Sally Beauty Holdings, Inc. (a)	542,292	17,027,969
Urban Outfitters, Inc. (a)	506,317	15,351,531

		$54,884,338
Trucking - 1.6%
United Parcel Service, Inc., “B”	334,861	$35,183,845
Total Common Stocks (Identified Cost, $1,673,651,661)		$2,217,776,003

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	30,561,997	$30,561,997

Collateral for Securities Loaned - 1.2%
JPMorgan Prime Money Market Fund, 0.45%, at Cost and Net Asset Value (j)	27,678,939	$27,678,939
Total Investments (Identified Cost, $1,731,892,597)		$2,276,016,939

Other Assets, Less Liabilities - (0.7)%		(16,439,029)
Net Assets - 100.0%		$2,259,577,910

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,701,330,600)	$2,245,454,942
Underlying affiliated funds, at cost and value	30,561,997
Total investments, at value, including $26,383,039 of securities on loan (identified cost, $1,731,892,597)	$2,276,016,939
Receivables for
Investments sold	3,861,734
Fund shares sold	6,524,912
Interest and dividends	5,535,898
Other assets	7,872
Total assets	$2,291,947,355
Liabilities
Payables for
Investments purchased	$1,742,634
Fund shares reacquired	1,940,909
Collateral for securities loaned, at value	27,678,939
Payable to affiliates
Investment adviser	151,260
Shareholder servicing costs	661,742
Distribution and service fees	33,815
Payable for independent Trustees’ compensation	12,610
Deferred country tax expense payable	5,935
Accrued expenses and other liabilities	141,601
Total liabilities	$32,369,445
Net assets	$2,259,577,910
Net assets consist of
Paid-in capital	$1,706,654,950
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,935 deferred country tax)	544,138,186
Accumulated net realized gain (loss) on investments and foreign currency	625,071
Undistributed net investment income	8,159,703
Net assets	$2,259,577,910
Shares of beneficial interest outstanding	63,199,020

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$698,227,980	19,557,832	$35.70
Class B	26,883,441	811,924	33.11
Class C	152,802,184	4,814,929	31.74
Class I	646,243,518	17,662,832	36.59
Class R1	3,352,306	103,425	32.41
Class R2	53,099,964	1,529,669	34.71
Class R3	106,678,400	3,007,822	35.47
Class R4	121,105,924	3,381,980	35.81
Class R5	451,184,193	12,328,607	36.60

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.88 [100 / 94.25 x $35.70]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$21,578,732
Interest	119,713
Dividends from underlying affiliated funds	42,335
Foreign taxes withheld	(1,161,426)
Total investment income	$20,579,354
Expenses
Management fee	$8,606,559
Distribution and service fees	1,927,143
Shareholder servicing costs	982,327
Administrative services fee	169,182
Independent Trustees’ compensation	22,742
Custodian fee	153,941
Shareholder communications	43,512
Audit and tax fees	31,497
Legal fees	9,781
Miscellaneous	114,361
Total expenses	$12,061,045
Fees paid indirectly	(3)
Reduction of expenses by investment adviser and distributor	(91,685)
Net expenses	$11,969,357
Net investment income	$8,609,997
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,307,172
Foreign currency	(71,702)
Net realized gain (loss) on investments and foreign currency	$10,235,470
Change in unrealized appreciation (depreciation)
Investments (net of $20,074 decrease in deferred country tax)	$(7,555,248)
Translation of assets and liabilities in foreign currencies	120,915
Net unrealized gain (loss) on investments and foreign currency translation	$(7,434,333)
Net realized and unrealized gain (loss) on investments and foreign currency	$2,801,137
Change in net assets from operations	$11,411,134

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$8,609,997	$20,058,425
Net realized gain (loss) on investments and foreign currency	10,235,470	28,864,346
Net unrealized gain (loss) on investments and foreign currency translation	(7,434,333)	31,794,635
Change in net assets from operations	$11,411,134	$80,717,406
Distributions declared to shareholders
From net investment income	$(17,750,133)	$(16,366,047)
From net realized gain on investments	(23,040,223)	(19,230,066)
Total distributions declared to shareholders	$(40,790,356)	$(35,596,113)
Change in net assets from fund share transactions	$104,326,338	$159,795,174
Total change in net assets	$74,947,116	$204,916,467
Net assets
At beginning of period	2,184,630,794	1,979,714,327
At end of period (including undistributed net investment income of $8,159,703 and $17,299,839, respectively)	$2,259,577,910	$2,184,630,794

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.22		$35.45	$33.74	$26.46	$23.79	$23.14
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.30	$0.26	$0.22	$0.23	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	1.07	1.90	7.40	2.78	0.55
Total from investment operations	$0.12		$1.37	$2.16	$7.62	$3.01	$0.75
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.26)	$(0.13)	$(0.27)	$(0.19)	$(0.10)
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.64)		$(0.60)	$(0.45)	$(0.34)	$(0.34)	$(0.10)
Net asset value, end of period (x)	$35.70		$36.22	$35.45	$33.74	$26.46	$23.79
Total return (%) (r)(s)(t)(x)	0.42	(n)	3.94	6.50	29.12	12.96	3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.23	1.23	1.29	1.34	1.37
Expenses after expense reductions (f)	1.22	(a)	1.22	1.22	1.29	1.34	1.37
Net investment income	0.73	(a)(I)	0.84	0.75	0.71	0.93	0.82
Portfolio turnover	4	(n)	8	11	11	13	16
Net assets at end of period (000 omitted)	$698,228		$677,704	$592,610	$512,447	$344,016	$310,964

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class B			2015	2014		2013	2012	2011

Net asset value, beginning of period	$33.51		$32.84	$31.40		$24.64	$22.13	$21.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.03	$(0.00	)(w)	$(0.01)	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.00	1.76		6.92	2.62	0.51
Total from investment operations	$—		$1.03	$1.76		$6.91	$2.66	$0.52
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.02)	$—		$(0.08)	$—	$—
From net realized gain on investments	(0.38)		(0.34)	(0.32)		(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.40)		$(0.36)	$(0.32)		$(0.15)	$(0.15)	$—
Net asset value, end of period (x)	$33.11		$33.51	$32.84		$31.40	$24.64	$22.13
Total return (%) (r)(s)(t)(x)	0.05	(n)	3.17	5.68		28.19	12.13	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.98	1.98		2.04	2.09	2.12
Expenses after expense reductions (f)	1.97	(a)	1.97	1.98		2.04	2.09	2.12
Net investment income (loss)	(0.03	)(a)(I)	0.09	(0.01)		(0.02)	0.16	0.06
Portfolio turnover	4	(n)	8	11		11	13	16
Net assets at end of period (000 omitted)	$26,883		$27,384	$26,118		$24,395	$18,799	$20,797

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class C			2015	2014		2013	2012	2011

Net asset value, beginning of period	$32.19		$31.60	$30.22		$23.75	$21.37	$20.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.03	$(0.00	)(w)	$(0.02)	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.95	1.70		6.66	2.53	0.49
Total from investment operations	$(0.00	)(w)	$0.98	$1.70		$6.64	$2.57	$0.50
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.05)	$—		$(0.10)	$(0.04)	$—
From net realized gain on investments	(0.38)		(0.34)	(0.32)		(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.45)		$(0.39)	$(0.32)		$(0.17)	$(0.19)	$—
Net asset value, end of period (x)	$31.74		$32.19	$31.60		$30.22	$23.75	$21.37
Total return (%) (r)(s)(t)(x)	0.04	(n)	3.17	5.70		28.15	12.17	2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.98	1.98		2.04	2.09	2.12
Expenses after expense reductions (f)	1.97	(a)	1.97	1.98		2.04	2.09	2.12
Net investment income (loss)	(0.01	)(a)(I)	0.08	(0.00)		(0.06)	0.17	0.07
Portfolio turnover	4	(n)	8	11		11	13	16
Net assets at end of period (000 omitted)	$152,802		$140,018	$111,902		$74,448	$32,071	$28,756

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$37.14		$36.34	$34.56	$27.09	$24.35	$23.68
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.41	$0.35	$0.30	$0.30	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.07	1.95	7.58	2.85	0.55
Total from investment operations	$0.18		$1.48	$2.30	$7.88	$3.15	$0.82
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.34)	$(0.20)	$(0.34)	$(0.26)	$(0.15)
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.73)		$(0.68)	$(0.52)	$(0.41)	$(0.41)	$(0.15)
Net asset value, end of period (x)	$36.59		$37.14	$36.34	$34.56	$27.09	$24.35
Total return (%) (r)(s)(x)	0.56	(n)	4.17	6.77	29.44	13.26	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.98	1.04	1.09	1.12
Expenses after expense reductions (f)	0.97	(a)	0.97	0.98	1.04	1.09	1.12
Net investment income	0.95	(a)(I)	1.11	0.99	0.98	1.18	1.08
Portfolio turnover	4	(n)	8	11	11	13	16
Net assets at end of period (000 omitted)	$646,244		$671,087	$681,259	$638,111	$356,027	$281,561

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class R1			2015	2014		2013		2012	2011

Net asset value, beginning of period	$32.80		$32.17	$30.76		$24.13		$21.67	$21.16
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.03	$(0.00	)(w)	$(0.00	)(w)	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.97	1.73		6.76		2.59	0.50
Total from investment operations	$(0.00	)(w)	$1.00	$1.73		$6.76		$2.62	$0.51
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.03)	$—		$(0.06)		$(0.01)	$—
From net realized gain on investments	(0.38)		(0.34)	(0.32)		(0.07)		(0.15)	—
Total distributions declared to shareholders	$(0.39)		$(0.37)	$(0.32)		$(0.13)		$(0.16)	$—
Net asset value, end of period (x)	$32.41		$32.80	$32.17		$30.76		$24.13	$21.67
Total return (%) (r)(s)(x)	0.04	(n)	3.14	5.70		28.17		12.23	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.98	1.98		2.04		2.09	2.12
Expenses after expense reductions (f)	1.97	(a)	1.97	1.98		2.04		2.09	2.12
Net investment income (loss)	(0.03	)(a)(I)	0.10	(0.01)		(0.01)		0.15	0.03
Portfolio turnover	4	(n)	8	11		11		13	16
Net assets at end of period (000 omitted)	$3,352		$3,546	$3,776		$3,718		$2,968	$3,581

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$35.19		$34.45	$32.81	$25.76	$23.16	$22.55
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.17	$0.14	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	1.03	1.85	7.21	2.73	0.51
Total from investment operations	$0.07		$1.24	$2.02	$7.35	$2.89	$0.65
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.16)	$(0.06)	$(0.23)	$(0.14)	$(0.04)
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.55)		$(0.50)	$(0.38)	$(0.30)	$(0.29)	$(0.04)
Net asset value, end of period (x)	$34.71		$35.19	$34.45	$32.81	$25.76	$23.16
Total return (%) (r)(s)(x)	0.27	(n)	3.67	6.24	28.82	12.71	2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.48	1.48	1.54	1.59	1.62
Expenses after expense reductions (f)	1.47	(a)	1.47	1.48	1.54	1.59	1.62
Net investment income	0.45	(a)(I)	0.59	0.49	0.48	0.65	0.58
Portfolio turnover	4	(n)	8	11	11	13	16
Net assets at end of period (000 omitted)	$53,100		$56,978	$57,258	$54,726	$30,799	$21,832

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$35.98		$35.23	$33.55	$26.32	$23.66	$23.02
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.30	$0.26	$0.21	$0.22	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.05	1.88	7.37	2.79	0.54
Total from investment operations	$0.13		$1.35	$2.14	$7.58	$3.01	$0.74
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.26)	$(0.14)	$(0.28)	$(0.20)	$(0.10)
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.64)		$(0.60)	$(0.46)	$(0.35)	$(0.35)	$(0.10)
Net asset value, end of period (x)	$35.47		$35.98	$35.23	$33.55	$26.32	$23.66
Total return (%) (r)(s)(x)	0.43	(n)	3.93	6.49	29.11	12.99	3.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.23	1.23	1.29	1.34	1.37
Expenses after expense reductions (f)	1.22	(a)	1.22	1.23	1.29	1.34	1.37
Net investment income	0.73	(a)(I)	0.84	0.74	0.67	0.91	0.83
Portfolio turnover	4	(n)	8	11	11	13	16
Net assets at end of period (000 omitted)	$106,678		$105,192	$90,864	$62,218	$21,664	$13,294

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.37		$35.59	$33.87	$26.55	$23.88	$23.22
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.35	$0.31	$0.31	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	1.06	1.89	7.42	2.77	0.56
Total from investment operations	$0.17		$1.46	$2.24	$7.73	$3.08	$0.81
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.34)	$(0.20)	$(0.34)	$(0.26)	$(0.15)
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	(0.15)	—
Total distributions declared to shareholders	$(0.73)		$(0.68)	$(0.52)	$(0.41)	$(0.41)	$(0.15)
Net asset value, end of period (x)	$35.81		$36.37	$35.59	$33.87	$26.55	$23.88
Total return (%) (r)(s)(x)	0.55	(n)	4.20	6.74	29.47	13.23	3.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.98	1.04	1.09	1.12
Expenses after expense reductions (f)	0.97	(a)	0.97	0.98	1.04	1.09	1.12
Net investment income	0.98	(a)(I)	1.11	0.99	1.02	1.23	1.04
Portfolio turnover	4	(n)	8	11	11	13	16
Net assets at end of period (000 omitted)	$121,106		$118,810	$109,067	$90,239	$37,929	$15,009

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
Class R5			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$37.17		$36.36	$34.58	$27.10	$24.19
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.42	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01	)(g)	1.08	1.90	7.81	2.86
Total from investment operations	$0.19		$1.52	$2.32	$7.89	$2.91
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.37)	$(0.22)	$(0.34)	$—
From net realized gain on investments	(0.38)		(0.34)	(0.32)	(0.07)	—
Total distributions declared to shareholders	$(0.76)		$(0.71)	$(0.54)	$(0.41)	$—
Net asset value, end of period (x)	$36.60		$37.17	$36.36	$34.58	$27.10
Total return (%) (r)(s)(x)	0.61	(n)	4.29	6.84	29.50	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.90	0.95	1.04	(a)
Expenses after expense reductions (f)	0.87	(a)	0.88	0.90	0.95	1.04	(a)
Net investment income	1.13	(a)(I)	1.19	1.16	0.24	0.50	(a)
Portfolio turnover	4	(n)	8	11	11	13
Net assets at end of period (000 omitted)	$451,184		$383,913	$306,861	$187,343	$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still

24

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the

25

Notes to Financial Statements (unaudited) – continued

U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,254,938,905	$—	$—	$1,254,938,905
United Kingdom	218,188,134	—	—	218,188,134
Switzerland	182,894,423	—	—	182,894,423
France	168,850,300	—	—	168,850,300
Germany	134,699,871	—	—	134,699,871
Netherlands	52,601,817	—	—	52,601,817
Canada	39,123,596	—	—	39,123,596
Sweden	37,819,280	—	—	37,819,280
Denmark	20,942,652	—	—	20,942,652
Other Countries	66,914,374	40,802,651	—	107,717,025
Mutual Funds	58,240,936	—	—	58,240,936
Total Investments	$2,235,214,288	$40,802,651	$—	$2,276,016,939

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,801,271 would have been considered level 1 investments at the beginning of the

26

Notes to Financial Statements (unaudited) – continued

period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $26,383,039. The fair value of the fund’s investment securities on loan and a related liability of $27,678,939 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower,

27

Notes to Financial Statements (unaudited) – continued

and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

28

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portin of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$19,176,569
Long-term capital gains	16,419,544
Total distributions	$35,596,113

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$1,741,442,534
Gross appreciation	579,589,328
Gross depreciation	(45,014,923)
Net unrealized appreciation (depreciation)	$534,574,405

As of 10/31/15
Undistributed ordinary income	17,308,747
Undistributed long-term capital gains	22,979,761
Other temporary differences	(136,053)
Net unrealized appreciation (depreciation)	542,149,727

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

29

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$5,042,647	$4,419,567	$7,226,867	$5,807,888
Class B	16,608	12,870	311,442	271,683
Class C	299,486	194,048	1,711,911	1,216,615
Class I	6,250,486	6,434,392	6,860,251	6,405,144
Class R1	1,015	3,128	40,904	40,113
Class R2	277,569	264,732	611,633	553,092
Class R3	737,499	689,540	1,080,658	883,803
Class R4	1,126,057	1,036,630	1,230,561	1,029,021
Class R5	3,998,766	3,311,140	3,965,996	3,022,707
Total	$17,750,133	$16,366,047	$23,040,223	$19,230,066

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $79,212, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $171,366 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

30

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$822,797
Class B	0.75%	0.25%	1.00%	1.00%	129,414
Class C	0.75%	0.25%	1.00%	1.00%	699,286
Class R1	0.75%	0.25%	1.00%	1.00%	16,484
Class R2	0.25%	0.25%	0.50%	0.50%	134,362
Class R3	—	0.25%	0.25%	0.25%	124,800
Total Distribution and Service Fees					$1,927,143

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $12,112, $166, and $195 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$1,913
Class B	14,712
Class C	16,374

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $100,606, which equated to 0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

31

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $881,721.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $629 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $8,119 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $2,317 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $163,044,203 and $90,922,695, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,885,748	$99,092,730	5,059,843	$183,341,369
Class B	68,699	2,184,935	176,260	5,940,310
Class C	884,908	27,182,765	1,396,694	45,041,674
Class I	3,252,123	114,174,009	4,387,013	162,167,233
Class R1	7,985	246,946	25,495	828,427
Class R2	199,526	6,660,004	447,313	15,830,932
Class R3	562,967	19,030,446	1,276,547	45,540,398
Class R4	369,155	12,720,074	1,105,519	40,307,486
Class R5	2,053,170	72,814,435	2,173,827	79,508,499
	10,284,281	$354,106,344	16,048,511	$578,506,328

Shares issued to shareholders in reinvestment of distributions
Class A	329,831	$11,273,619	268,489	$9,270,927
Class B	9,928	315,610	8,395	269,968
Class C	52,843	1,610,123	34,793	1,074,416
Class I	331,597	11,605,879	313,226	11,066,278
Class R1	1,309	40,738	1,374	43,241
Class R2	24,537	816,336	22,548	758,050
Class R3	53,439	1,814,793	45,870	1,573,343
Class R4	67,474	2,310,986	58,602	2,027,616
Class R5	217,130	7,597,374	179,277	6,333,847
	1,088,088	$37,385,458	932,574	$32,417,686

Shares reacquired
Class A	(2,367,755)	$(80,147,188)	(3,334,108)	$(119,978,256)
Class B	(83,834)	(2,624,626)	(162,704)	(5,462,671)
Class C	(473,152)	(14,359,518)	(622,612)	(19,989,473)
Class I	(3,987,972)	(140,573,688)	(5,382,286)	(199,648,172)
Class R1	(13,968)	(439,380)	(36,157)	(1,189,480)
Class R2	(313,726)	(10,460,009)	(512,799)	(18,082,643)
Class R3	(532,268)	(18,169,326)	(978,111)	(34,488,970)
Class R4	(321,243)	(11,013,400)	(961,652)	(35,050,080)
Class R5	(269,056)	(9,378,329)	(464,819)	(17,239,095)
	(8,362,974)	$(287,165,464)	(12,455,248)	$(451,128,840)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	847,824	$30,219,161	1,994,224	$72,634,040
Class B	(5,207)	(124,081)	21,951	747,607
Class C	464,599	14,433,370	808,875	26,126,617
Class I	(404,252)	(14,793,800)	(682,047)	(26,414,661)
Class R1	(4,674)	(151,696)	(9,288)	(317,812)
Class R2	(89,663)	(2,983,669)	(42,938)	(1,493,661)
Class R3	84,138	2,675,913	344,306	12,624,771
Class R4	115,386	4,017,660	202,469	7,285,022
Class R5	2,001,244	71,033,480	1,888,285	68,603,251
	3,009,395	$104,326,338	4,525,837	$159,795,174

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $4,183 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,213,582	135,249,804	(139,901,389)	30,561,997

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,335	$30,561,997

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2016

MFS® GLOBAL TOTAL RETURN FUND

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Republic of Italy, 5.5%, 9/01/2022	1.6%
Government of Japan, 2.2%, 9/20/2027	1.5%
Philip Morris International, Inc.	1.2%
Johnson & Johnson	1.1%
KDDI Corp.	1.0%
Nestle S.A.	1.0%
Government of Japan, 1.5%, 3/20/2034	0.9%
3M Co.	0.9%
Verizon Communications, Inc.	0.8%
Novartis AG	0.8%

Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	4.7%
A	8.1%
BBB	12.0%
U.S. Government	1.3%
Federal Agencies	1.9%
Not Rated	(0.2)%
Non-Fixed Income	58.8%
Cash & Cash Equivalents	8.1%
Other	0.3%

Equity sectors
Financial Services	10.9%
Consumer Staples	10.4%
Health Care	7.2%
Utilities & Communications	4.8%
Technology	4.4%
Industrial Goods & Services	4.4%
Energy	4.2%
Basic Materials	3.7%
Special Products & Services	2.7%
Retailing	1.9%
Leisure	1.8%
Autos & Housing	1.3%
Transportation	1.1%

Fixed income sectors (i)
Non-U.S. Government Bonds	14.4%
Investment Grade Corporates	12.2%
Mortgage-Backed Securities	1.8%
Emerging Markets Bonds	1.5%
U.S. Treasury Securities	1.1%
Commercial Mortgage-Backed Securities	0.9%
Asset-Backed Securities	0.4%
Collateralized Debt Obligations	0.3%
U.S. Government Agencies	0.1%
High Yield Corporates	0.1%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	52.5%
Japan	8.3%
United Kingdom	7.8%
France	4.3%
Switzerland	4.3%
Germany	3.3%
Canada	2.8%
Italy	2.6%
Australia	1.7%
Other Countries	12.4%

Currency exposure weightings (i)(y)
United States Dollar	50.1%
Euro	16.2%
Japanese Yen	11.4%
British Pound Sterling	7.7%
Swiss Franc	4.3%
Canadian Dollar	1.9%
Swedish Krona	1.8%
Australian Dollar	1.4%
Hong Kong Dollar	1.1%
Other Currencies	4.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.13%	$1,000.00	$1,032.52	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
B	Actual	1.88%	$1,000.00	$1,028.13	$9.48
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
C	Actual	1.88%	$1,000.00	$1,028.57	$9.48
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
I	Actual	0.88%	$1,000.00	$1,034.11	$4.45
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
R1	Actual	1.88%	$1,000.00	$1,028.71	$9.48
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
R2	Actual	1.38%	$1,000.00	$1,031.29	$6.97
	Hypothetical (h)	1.38%	$1,000.00	$1,018.00	$6.92
R3	Actual	1.13%	$1,000.00	$1,032.61	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
R4	Actual	0.88%	$1,000.00	$1,033.68	$4.45
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
R5	Actual	0.78%	$1,000.00	$1,034.61	$3.95
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 57.9%
Issuer	Shares/Par	Value ($)
Aerospace - 1.9%
Cobham PLC	599,086	$1,348,046
Honeywell International, Inc.	99,397	11,358,095
Lockheed Martin Corp.	43,012	9,995,129
Northrop Grumman Corp.	7,066	1,457,433
United Technologies Corp.	71,004	7,410,687

		$31,569,390
Airlines - 0.1%
Air Canada (a)	281,560	$2,093,692

Alcoholic Beverages - 1.2%
AmBev S.A., ADR	380,730	$2,128,281
Heineken N.V.	113,652	10,651,732
Pernod Ricard S.A.	74,137	8,003,483

		$20,783,496
Apparel Manufacturers - 0.1%
Li & Fung Ltd.	3,124,000	$1,932,464

Automotive - 0.8%
General Motors Co.	114,546	$3,642,563
Johnson Controls, Inc.	82,198	3,402,997
Magna International, Inc.	111,587	4,686,885
USS Co. Ltd.	143,500	2,269,523

		$14,001,968
Biotechnology - 0.2%
Gilead Sciences, Inc.	32,119	$2,833,217

Broadcasting - 1.1%
Nippon Television Holdings, Inc.	52,100	$839,317
Omnicom Group, Inc.	90,475	7,506,711
ProSiebenSat.1 Media SE	80,893	4,123,733
Time Warner, Inc.	49,545	3,722,811
Viacom, Inc., “B”	36,959	1,511,623

		$17,704,195
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	15,066	$5,368,468
Computershare Ltd.	154,786	1,189,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
Daiwa Securities Group, Inc.	288,000	$1,655,560
Franklin Resources, Inc.	45,974	1,716,669

		$9,930,558
Business Services - 2.7%
Accenture PLC, “A”	119,428	$13,485,810
Amadeus IT Holding S.A.	140,139	6,376,925
Bunzl PLC	172,137	5,128,451
Compass Group PLC	422,775	7,530,222
Fidelity National Information Services, Inc.	26,199	1,723,894
Nomura Research Institute Ltd.	179,390	6,299,582
Secom Co. Ltd.	16,800	1,283,030
SGS S.A.	1,827	4,020,428

		$45,848,342
Cable TV - 0.5%
Comcast Corp., “A”	146,131	$8,878,920

Chemicals - 2.5%
3M Co.	90,231	$15,102,865
Givaudan S.A.	2,366	4,661,461
LyondellBasell Industries N.V., “A”	81,833	6,765,134
Monsanto Co.	19,923	1,866,387
Orica Ltd.	176,788	2,052,983
PPG Industries, Inc.	91,458	10,096,049
Yara International ASA	50,588	2,025,568

		$42,570,447
Computer Software - 0.6%
Aspen Technology, Inc. (a)	38,913	$1,479,861
Cadence Design Systems, Inc. (a)	167,313	3,879,988
Oracle Corp.	122,115	4,867,504

		$10,227,353
Computer Software - Systems - 0.6%
Hon Hai Precision Industry Co. Ltd.	1,679,000	$3,975,154
International Business Machines Corp.	40,528	5,914,656

		$9,889,810
Construction - 0.5%
Geberit AG	7,452	$2,861,015
Owens Corning	69,155	3,185,971
Stanley Black & Decker, Inc.	14,570	1,630,674

		$7,677,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.4%
Kao Corp.	211,200	$11,593,243
Kobayashi Pharmaceutical Co. Ltd.	40,800	3,260,343
Kose Corp.	23,400	2,127,801
Procter & Gamble Co.	100,289	8,035,155
Reckitt Benckiser Group PLC	84,804	8,245,062
Svenska Cellulosa Aktiebolaget	239,094	7,529,699

		$40,791,303
Containers - 0.6%
Brambles Ltd.	815,839	$7,741,633
Crown Holdings, Inc. (a)	26,719	1,415,038

		$9,156,671
Electrical Equipment - 1.9%
Danaher Corp.	54,893	$5,310,898
IMI PLC	121,861	1,664,835
Legrand S.A.	74,629	4,250,479
Pentair PLC	26,301	1,527,562
Schneider Electric S.A.	67,498	4,393,083
Siemens AG	78,101	8,148,821
Spectris PLC	79,336	2,110,936
Tyco International PLC	127,907	4,926,978

		$32,333,592
Electronics - 2.7%
Analog Devices, Inc.	74,732	$4,208,906
Halma PLC	217,143	2,830,124
Hirose Electric Co. Ltd.	26,545	3,180,908
Intel Corp.	99,509	3,013,132
NVIDIA Corp.	115,491	4,103,395
Samsung Electronics Co. Ltd.	4,408	4,793,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	557,237	13,145,221
Texas Instruments, Inc.	190,368	10,858,591

		$46,133,519
Energy - Independent - 0.9%
Cairn Energy PLC (a)	379,572	$1,241,775
California Resources Corp.	1	2
EOG Resources, Inc.	25,133	2,076,488
Occidental Petroleum Corp.	51,693	3,962,268
Valero Energy Corp.	119,624	7,042,265

		$14,322,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 2.7%
BP PLC	871,314	$4,758,288
Chevron Corp.	40,792	4,168,127
China Petroleum & Chemical Corp.	6,520,000	4,628,238
Exxon Mobil Corp.	142,849	12,627,852
Lukoil PJSC, ADR	34,918	1,479,999
OAO Gazprom, ADR	16,687	86,606
OAO Gazprom, ADR	383,411	1,981,468
Royal Dutch Shell PLC, “A”	191,254	4,972,827
Royal Dutch Shell PLC, “B”	189,000	4,932,170
Suncor Energy, Inc.	95,642	2,807,440
TOTAL S.A.	56,960	2,865,204

		$45,308,219
Engineering - Construction - 0.3%
Bouygues (l)	43,284	$1,443,255
VINCI S.A. (l)	55,158	4,120,471

		$5,563,726
Food & Beverages - 3.1%
Bunge Ltd.	37,976	$2,373,500
Danone S.A. (l)	169,587	11,878,333
General Mills, Inc.	220,064	13,498,726
Nestle S.A.	217,014	16,174,816
Tyson Foods, Inc., “A”	119,869	7,889,778

		$51,815,153
Food & Drug Stores - 0.9%
Alimentation Couche-Tard, Inc.	57,330	$2,513,071
CVS Health Corp.	116,445	11,702,723
Wesfarmers Ltd.	31,052	1,006,431

		$15,222,225
Gaming & Lodging - 0.1%
Sands China Ltd.	489,600	$1,744,823

General Merchandise - 0.5%
Target Corp.	107,521	$8,547,920

Health Maintenance Organizations - 0.2%
Cigna Corp.	23,115	$3,202,352

Insurance - 3.7%
Aon PLC	60,452	$6,354,714
Chubb Ltd.	38,840	4,577,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Dai-Ichi Life Insurance Co. Ltd.	67,000	$798,060
Fairfax Financial Holdings Ltd.	14,476	7,758,914
Hiscox Ltd.	142,022	1,868,677
MetLife, Inc.	217,596	9,813,580
Prudential Financial, Inc.	89,655	6,960,814
Suncorp Group Ltd.	255,460	2,423,634
Swiss Re Ltd.	54,938	4,873,578
Travelers Cos., Inc.	87,820	9,651,418
Validus Holdings Ltd.	53,808	2,480,011
Zurich Insurance Group AG	16,664	3,729,554

		$61,290,636
Internet - 0.1%
Facebook, Inc., “A” (a)	14,076	$1,655,056

Machinery & Tools - 0.2%
Illinois Tool Works, Inc.	38,361	$4,009,492

Major Banks - 3.5%
Bank of New York Mellon Corp.	150,260	$6,046,462
BNP Paribas	24,836	1,314,994
BOC Hong Kong Holdings Ltd.	1,572,000	4,695,045
Goldman Sachs Group, Inc.	27,962	4,588,844
HSBC Holdings PLC	1,284,583	8,493,282
JPMorgan Chase & Co.	202,200	12,779,040
State Street Corp.	70,878	4,415,699
Sumitomo Mitsui Financial Group, Inc.	46,500	1,397,797
Toronto-Dominion Bank	49,328	2,195,719
Wells Fargo & Co.	250,943	12,542,131

		$58,469,013
Medical Equipment - 1.0%
Abbott Laboratories	126,054	$4,903,501
Medtronic PLC	110,951	8,781,772
St. Jude Medical, Inc.	43,166	3,289,249

		$16,974,522
Metals & Mining - 0.4%
Rio Tinto PLC	175,037	$5,883,651

Natural Gas - Distribution - 0.4%
Engie (l)	377,220	$6,219,875

Network & Telecom - 0.4%
LM Ericsson Telephone Co., “B”	834,217	$6,752,312

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.6%
Schlumberger Ltd.	76,382	$6,136,530
Technip (l)	72,485	4,242,076

		$10,378,606
Other Banks & Diversified Financials - 2.6%
Agricultural Bank of China	2,711,000	$977,923
American Express Co.	46,491	3,041,906
China Construction Bank	6,470,000	4,122,045
DBS Group Holdings Ltd.	414,400	4,689,033
DNB A.S.A. (l)	272,219	3,485,631
Hachijuni Bank Ltd.	150,000	651,435
ING Groep N.V.	415,722	5,091,060
North Pacific Ltd.	139,300	349,290
Svenska Handelsbanken AB	455,109	6,058,334
U.S. Bancorp	190,859	8,147,771
UBS Group AG	419,497	7,259,095

		$43,873,523
Pharmaceuticals - 5.8%
Bayer AG	75,167	$8,671,550
Bristol-Myers Squibb Co.	108,920	7,861,846
Eli Lilly & Co.	98,824	7,464,177
GlaxoSmithKline PLC	184,329	3,929,558
Johnson & Johnson	170,577	19,118,270
Merck & Co., Inc.	183,399	10,057,601
Novartis AG	184,919	14,110,363
Pfizer, Inc.	331,158	10,832,178
Roche Holding AG	41,406	10,466,960
Santen Pharmaceutical Co. Ltd.	213,700	3,054,495
Teva Pharmaceutical Industries Ltd., ADR	49,476	2,693,968

		$98,260,966
Railroad & Shipping - 0.2%
Canadian National Railway Co.	29,925	$1,842,183
Union Pacific Corp.	21,184	1,847,880

		$3,690,063
Real Estate - 0.6%
Deutsche Wohnen AG	313,269	$9,593,663
Medical Properties Trust, Inc., REIT	67,588	899,596

		$10,493,259
Restaurants - 0.1%
Greggs PLC	103,428	$1,561,109

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.3%
PTT Global Chemical PLC	2,339,500	$4,186,051

Specialty Stores - 0.4%
American Eagle Outfitters, Inc.	179,285	$2,565,568
Esprit Holdings Ltd. (a)	987,750	865,900
GameStop Corp., “A”	60,290	1,977,512
Just Eat PLC (a)	176,808	990,745

		$6,399,725
Telecommunications - Wireless - 1.5%
Advanced Info Service PLC	202,200	$903,040
KDDI Corp.	575,700	16,375,439
Vodafone Group PLC	2,372,485	7,598,692

		$24,877,171
Telephone Services - 1.7%
British Telecom Group, PLC	1,296,851	$8,398,169
Nippon Telegraph & Telephone Corp.	50,200	2,222,255
TDC A.S.	692,104	3,541,606
Verizon Communications, Inc.	280,243	14,275,578

		$28,437,608
Tobacco - 3.1%
Altria Group, Inc.	153,895	$9,650,755
British American Tobacco PLC	132,348	8,063,957
Imperial Brands PLC	34,509	1,874,973
Japan Tobacco, Inc.	223,900	9,171,271
Philip Morris International, Inc.	212,622	20,862,471
Reynolds American, Inc.	59,962	2,974,115

		$52,597,542
Trucking - 0.7%
United Parcel Service, Inc., “B”	50,653	$5,322,111
Yamato Holdings Co. Ltd.	345,100	6,880,122

		$12,202,233
Utilities - Electric Power - 0.9%
American Electric Power Co., Inc.	151,344	$9,610,344
Endesa S.A.	131,787	2,766,801
Korea Electric Power Corp.	55,290	2,993,031

		$15,370,176
Total Common Stocks (Identified Cost, $759,557,825)		$973,666,402

Portfolio of Investments (unaudited) – continued

Bonds - 32.8%
Issuer	Shares/Par		Value ($)
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$795,000	$852,244

Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$971,165

Asset-Backed & Securitized - 1.6%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.916%, 1/30/2025 (n)		$1,216,000	$1,209,235
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.583%, 3/15/2028 (n)		2,004,000	2,003,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		1,144,397	1,163,771
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046		741,266	750,101
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,142,461
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)		1,563,000	1,545,401
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		750,353	750,278
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,406,211
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.864%, 6/17/2021 (n)		260,574	259,836
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		293,870	293,914
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.788%, 4/25/2025 (n)		1,419,000	1,399,317
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,905,000	1,906,566
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,777,789
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 6/15/2049		187,133	190,054
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.135%, 2/15/2051		37,423	37,395
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.929%, 6/15/2049		1,040,000	1,065,028
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/2021 (n)		931,695	929,178
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.026%, 6/12/2050		17,458	17,449
Merrill Lynch Mortgage Trust, FRN, 6.026%, 6/12/2050		1,040,000	1,068,141
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/2017 (n)		1,307,373	1,306,390
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.147%, 2/15/2051		477,442	491,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		$2,322,687	$2,461,370
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,045,657

			$27,221,030
Automotive - 0.5%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$631,146
Delphi Automotive PLC, 4.25%, 1/15/2026		$943,000	999,384
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	875,000	1,041,943
Ford Motor Credit Co. LLC, 1.7%, 5/09/2016		$853,000	853,096
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017		1,362,000	1,362,937
General Motors Co., 6.6%, 4/01/2036		916,000	1,071,839
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	524,048
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	550,000	649,251
Volkswagen International Finance N.V., 3.75% to 3/24/2021, FRN to 3/29/2049	EUR	600,000	668,302
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	450,000	513,503

			$8,315,449
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$432,000	$485,997

Broadcasting - 0.2%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	1,300,000	$1,300,652
Omnicom Group, Inc., 3.6%, 4/15/2026		$890,000	926,618
Omnicom Group, Inc., 3.65%, 11/01/2024		210,000	222,025
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	860,000	1,038,201
SES S.A., 3.6%, 4/04/2023 (n)		$635,000	627,254

			$4,114,750
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/2025		$991,000	$1,008,718
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	554,134
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	915,440
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	734,841

			$3,213,133
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	$417,612
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	933,952
Owens Corning, Inc., 4.2%, 12/15/2022		$1,053,000	1,083,331

			$2,434,895

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 0.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,235,741
Fidelity National Information Services, Inc., 5%, 3/15/2022		483,000	504,432
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,180,000	1,205,618
Fidelity National Information Services, Inc., 5%, 10/15/2025		410,000	452,682
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,490,000	1,539,481

			$4,937,954
Cable TV - 0.6%
CCO Safari II LLC, 6.384%, 10/23/2035 (n)		$2,231,000	$2,575,234
Comcast Corp., 2.75%, 3/01/2023		2,311,000	2,388,486
Comcast Corp., 4.65%, 7/15/2042		300,000	338,547
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	585,189
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	909,683
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	827,907
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	634,114
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,075,054
Time Warner Cable Inc., 5.25%, 7/15/2042	GBP	100,000	146,522
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	395,423

			$9,876,159
Chemicals - 0.1%
LYB International Finance B.V., 4%, 7/15/2023		$336,000	$358,325
LyondellBasell Industries N.V., 5%, 4/15/2019		597,000	644,192
LyondellBasell Industries N.V., 4.625%, 2/26/2055		420,000	391,432

			$1,393,949
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/2024		$837,000	$890,369

Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,649,925
Apple, Inc., 3.6%, 7/31/2042	GBP	730,000	1,081,474

			$2,731,399
Conglomerates - 0.0%
DH Europe Finance S.A., 1%, 7/08/2019	EUR	450,000	$528,396

Consumer Products - 0.2%
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	630,000	$743,196
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$323,000	353,970
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		751,000	785,258
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		731,000	768,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - continued
Whirlpool Corp., 0.625%, 3/12/2020	EUR	400,000	$459,426

			$3,110,665
Consumer Services - 0.2%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	$406,245
Priceline Group, Inc., 3.65%, 3/15/2025		$429,000	439,298
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	450,000	479,552
Visa, Inc., 4.15%, 12/14/2035		$1,513,000	1,645,979

			$2,971,074
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/2022	GBP	350,000	$556,569

Electronics - 0.1%
Flextronics International Ltd., 4.625%, 2/15/2020		$327,000	$341,345
Tyco Electronics Group S.A., 2.375%, 12/17/2018		522,000	527,438
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,170,277

			$2,039,060
Emerging Market Quasi-Sovereign - 0.5%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,511,000	$1,521,740
Comision Federal De Electricidad, 4.875%, 1/15/2024		535,000	556,400
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		677,000	666,845
Empresa Nacional del Petroleo, 6.25%, 7/08/2019		265,000	291,293
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,590,000	1,655,588
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		523,000	548,250
Petroleos Mexicanos, 5.5%, 1/21/2021		232,000	243,600
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,200,000	2,378,820

			$7,862,536
Emerging Market Sovereign - 0.5%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	$474,509
Republic of Peru, 7.35%, 7/21/2025		$1,805,000	2,415,993
United Mexican States, 6.5%, 6/10/2021	MXN	98,800,000	6,055,946
United Mexican States, 1.625%, 3/06/2024	EUR	250,000	281,825

			$9,228,273
Energy - Integrated - 0.0%
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	500,000	$531,017

Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	980,000	$1,158,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	$624,193

Food & Beverages - 1.1%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$730,111
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,138,185
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,303,782
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,636,000	1,789,184
Coca-Cola Co., 0.75%, 3/09/2023	EUR	425,000	488,806
Coca-Cola Co., 1.125%, 3/09/2027	EUR	400,000	453,851
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	652,209
J.M. Smucker Co., 2.5%, 3/15/2020		$1,414,000	1,443,864
J.M. Smucker Co., 4.375%, 3/15/2045		271,000	283,459
Kraft Heinz Co., 5%, 7/15/2035 (n)		305,000	340,329
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		1,602,000	1,690,594
Mead Johnson Nutrition Co., 3%, 11/15/2020		849,000	878,792
PepsiCo, Inc., 2.15%, 10/14/2020		2,276,000	2,339,359
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,758,566
SABMiller Holdings, Inc., 1.875%, 1/20/2020	EUR	200,000	243,134
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$376,000	401,710
SYSCO Corp., 2.5%, 7/15/2021		2,301,000	2,328,996
Tyson Foods, Inc., 5.15%, 8/15/2044		191,000	218,590
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	286,344
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	315,205

			$19,085,070
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/2024		$1,214,000	$1,275,749
CVS Health Corp., 4.875%, 7/20/2035		357,000	400,180
CVS Health Corp., 5.75%, 6/01/2017		189,000	198,509
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,042,000	1,077,383
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	700,000	1,035,087

			$3,986,908
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$793,000	$893,633

Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	510,000	$766,112
Whitbread Group PLC, 3.375%, 10/16/2025	GBP	550,000	812,342
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$500,000	500,493
Wyndham Worldwide Corp., 5.625%, 3/01/2021		350,000	381,801

			$2,460,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 0.4%
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	800,000	$875,408
American International Group, Inc., 4.875%, 6/01/2022		$926,000	1,016,411
American International Group, Inc., 3.75%, 7/10/2025		1,106,000	1,120,739
Aviva PLC, 4.5%, 5/10/2021	CAD	535,000	431,886
Aviva PLC, 3.375% to 12/04/2025, FRN to 12/04/2045	EUR	740,000	771,083
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	450,000	579,629
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	650,000	878,253
Hiscox Ltd., 6.125% to 11/24/2025, FRN to 11/24/2045	GBP	500,000	733,776

			$6,407,185
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/2020		$1,536,000	$1,600,584

Insurance - Property & Casualty - 0.5%
ACE INA Holdings, Inc., 2.3%, 11/03/2020		$284,000	$290,610
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		694,000	715,810
Berkshire Hathaway, Inc., 0.5%, 3/13/2020	EUR	700,000	807,261
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	920,000	1,104,152
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	450,000	475,754
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$475,000	528,592
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		730,000	627,800
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		958,000	1,003,740
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	320,250
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$500,000	481,213
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		293,000	298,377
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	512,361
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	476,039

			$7,641,959
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/2049	GBP	500,000	$697,100
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	600,000	690,247
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	800,000	994,453
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	781,356
Statoil A.S.A., 4.25%, 11/23/2041		660,000	680,230
Statoil A.S.A., FRN, 0.908%, 5/15/2018		477,000	472,728
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,464,013

			$5,780,127
International Market Sovereign - 13.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	13,737,000	$12,278,514
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	997,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,617,000	$4,101,947
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	2,500,000	5,043,012
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	6,412,674
Government of Canada, 2.5%, 6/01/2024	CAD	5,042,000	4,378,306
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	5,259,561
Government of Canada, 4%, 6/01/2041	CAD	890,000	971,814
Government of Japan, 1.8%, 3/20/2043	JPY	666,800,000	8,604,853
Government of Japan, 2.1%, 9/20/2024	JPY	19,700,000	220,181
Government of Japan, 0.3%, 12/20/2025	JPY	43,100,000	420,505
Government of Japan, 2.2%, 9/20/2027	JPY	2,081,700,000	24,539,604
Government of Japan, 1.7%, 9/20/2032	JPY	197,000,000	2,315,916
Government of Japan, 1.5%, 3/20/2034	JPY	1,339,000,000	15,434,995
Government of Japan, 2.4%, 3/20/2037	JPY	859,500,000	11,478,526
Government of Japan, 2%, 3/20/2052	JPY	127,000,000	1,833,002
Government of New Zealand, 5.5%, 4/15/2023	NZD	13,586,000	11,331,865
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,770,000	6,078,696
Kingdom of Norway, 3.75%, 5/25/2021	NOK	48,483,000	6,846,876
Kingdom of Norway, 3%, 3/14/2024	NOK	30,130,000	4,221,347
Kingdom of Spain, 5.4%, 1/31/2023	EUR	4,819,000	7,136,424
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,202,000	3,424,767
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,346,000	4,178,326
Republic of Austria, 1.75%, 10/20/2023	EUR	2,820,000	3,615,783
Republic of France, 1.75%, 5/25/2023	EUR	3,452,000	4,392,610
Republic of France, 6%, 10/25/2025	EUR	3,683,000	6,377,355
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	3,361,523
Republic of France, 4.5%, 4/25/2041	EUR	1,791,000	3,319,474
Republic of Iceland, 4.875%, 6/16/2016 (n)		$910,000	912,285
Republic of Ireland, 5.4%, 3/13/2025	EUR	504,000	798,337
Republic of Italy, 5.5%, 9/01/2022	EUR	18,409,000	27,125,759
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	9,140,865
Republic of Italy, 4.75%, 9/01/2028	EUR	2,202,000	3,335,409
United Kingdom Treasury, 5%, 3/07/2018	GBP	3,229,000	5,120,079
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,329,000	4,591,447
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,523,000	2,803,388
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,158,000	4,140,435
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,264,000	3,867,209
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,411,419
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,527,739

			$233,350,037
Local Authorities - 0.0%
Province of Alberta, 1.25%, 6/01/2020	CAD	521,000	$412,332
Province of Manitoba, 4.15%, 6/03/2020	CAD	458,000	404,589

			$816,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 1.5%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$531,387
ABN AMRO Bank N.V., 7.125%, 7/06/2022	EUR	300,000	434,318
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	585,156
Bank of America Corp., 1.75%, 6/05/2018		$750,000	752,951
Bank of America Corp., 2.625%, 4/19/2021		1,939,000	1,951,933
Barclays Bank PLC, 6%, 1/14/2021	EUR	342,000	445,713
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	400,000	612,214
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	363,719
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,340,461
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	645,571
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,359,200
Goldman Sachs Group, Inc., 4.8%, 7/08/2044		500,000	537,028
HSBC Bank PLC, FRN, 1.258%, 5/15/2018 (n)		1,116,000	1,110,110
Huntington National Bank, 2.4%, 4/01/2020		418,000	415,928
JPMorgan Chase & Co., 4.25%, 10/15/2020		634,000	685,786
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,691,883
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		515,000	569,770
Morgan Stanley, 2.2%, 12/07/2018		720,000	726,318
Morgan Stanley, 2.5%, 4/21/2021		860,000	861,625
Morgan Stanley, 5.5%, 7/28/2021		490,000	556,658
Morgan Stanley, 1.75%, 3/11/2024	EUR	420,000	486,115
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,585,675
Nationwide Building Society, 1.25%, 3/03/2025	EUR	710,000	791,437
Nordea Bank AB, FRN, 1.078%, 5/13/2016 (n)		$2,050,000	2,050,449
PNC Bank N.A., 2.6%, 7/21/2020		857,000	880,529
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		640,000	708,000
Regions Financial Corp., 2%, 5/15/2018		602,000	601,180
Royal Bank of Scotland Group PLC, 5.5%, 3/23/2020	EUR	300,000	406,731
Wells Fargo & Co., 3.3%, 9/09/2024		$500,000	515,305
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	682,725

			$24,885,875
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$2,017,000	$2,147,141
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,052,759
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		242,000	246,678
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,897,296

			$5,343,874
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$3,390,000	$3,636,060
Zimmer Holdings, Inc., 4.25%, 8/15/2035		376,000	376,226

			$4,012,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$1,187,000	$1,231,550
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	626,759
Glencore Finance Europe, 6.5%, 2/27/2019	GBP	200,000	309,691
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,051,259
Glencore Funding LLC, 4.625%, 4/29/2024		$771,000	695,828
Southern Copper Corp., 5.25%, 11/08/2042		821,000	707,297
Xstrata Finance Canada Ltd., 5.25%, 6/13/2017	EUR	300,000	355,530

			$4,977,914
Midstream - 0.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$668,238
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,753,623
Energy Transfer Partners LP, 3.6%, 2/01/2023		399,000	365,334
Energy Transfer Partners LP, 5.15%, 3/15/2045		681,000	579,321
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,350,898
Enterprise Products Operating LLC, 3.9%, 2/15/2024		346,000	360,095
Enterprise Products Operating LLC, 4.85%, 3/15/2044		198,000	199,833
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		925,000	831,701
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	425,000	427,548
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	847,000	624,601

			$7,161,192
Mortgage-Backed - 1.8%
Fannie Mae, 5.05%, 1/01/2017		$299,316	$302,045
Fannie Mae, 5.6%, 1/01/2017		656	656
Fannie Mae, 5.189%, 1/01/2018		94,762	97,235
Fannie Mae, 3.828%, 7/01/2018		253,716	266,188
Fannie Mae, 2.578%, 9/25/2018		878,596	899,406
Fannie Mae, 5.1%, 3/01/2019		312,205	340,971
Fannie Mae, 5.18%, 3/01/2019		312,694	335,123
Fannie Mae, 4.57%, 5/01/2019		223,246	241,719
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,751,166	3,065,526
Fannie Mae, 4.5%, 3/01/2025 - 4/01/2044		1,641,980	1,790,147
Fannie Mae, 5.5%, 1/01/2037		60,935	68,818
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		498,185	571,948
Fannie Mae, 4%, 2/01/2041		967,851	1,037,125
Fannie Mae, 3.5%, 5/01/2043		2,971,821	3,139,596
Freddie Mac, 4%, 9/01/2044		4,217,915	4,504,321
Freddie Mac, 1.426%, 8/25/2017		752,409	754,317
Freddie Mac, 3.882%, 11/25/2017		733,000	757,708
Freddie Mac, 2.412%, 8/25/2018		800,516	819,122
Freddie Mac, 5.085%, 3/25/2019		589,000	642,143
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,268,204
Freddie Mac, 3.32%, 7/25/2020		282,565	290,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 7/01/2037		$135,236	$151,653
Freddie Mac, 4.5%, 5/01/2040		2,377,071	2,596,435
Ginnie Mae, 5%, 5/15/2040		871,618	967,859
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2045		5,010,216	5,302,817

			$30,211,426
Natural Gas - Distribution - 0.2%
Engie, 3% to 6/02/2019, FRN to 6/29/2049	EUR	400,000	$469,452
Gas Natural Fenosa Finance B.V., 1.375%, 1/21/2025	EUR	700,000	815,511
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,440,000	1,454,400

			$2,739,363
Network & Telecom - 0.9%
AT&T, Inc., 2.45%, 6/30/2020		$4,694,000	$4,767,499
AT&T, Inc., 4.75%, 5/15/2046		728,000	733,549
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	165,000	305,520
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,730,000	1,716,074
Orange S.A., 4% to 10/01/2021, FRN to 10/29/2049	EUR	900,000	1,053,732
Verizon Communications, Inc., 4.5%, 9/15/2020		$3,050,000	3,372,324
Verizon Communications, Inc., 2.625%, 12/01/2031	EUR	550,000	669,035
Verizon Communications, Inc., 6.4%, 9/15/2033		$725,000	909,436
Verizon Communications, Inc., 5.05%, 3/15/2034		395,000	433,523
Verizon Communications, Inc., 6.55%, 9/15/2043		403,000	531,572

			$14,492,264
Oils - 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$984,000	$990,906
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,089,906
Valero Energy Corp., 4.9%, 3/15/2045		601,000	560,383

			$2,641,195
Other Banks & Diversified Financials - 0.5%
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	600,000	$732,852
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$901,000	988,848
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	500,000	591,138
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	295,412
BPCE S.A., 5.25%, 4/16/2029	GBP	300,000	456,131
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		$900,000	905,658
Discover Bank, 7%, 4/15/2020		1,065,000	1,207,119
Discover Bank, 3.1%, 6/04/2020		480,000	488,990
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	883,934
Intesa Sanpaolo S.p.A., 1.125%, 3/04/2022	EUR	1,150,000	1,312,908
KBC Group N.V., FRN, 2.375%, 11/25/2024	EUR	600,000	701,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Rabobank Nederland N.V., 4%, 9/19/2022	GBP	250,000	$400,211

			$8,964,564
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/2022		$483,000	$501,463

Pharmaceuticals - 0.7%
AbbVie, Inc., 1.75%, 11/06/2017		$528,000	$530,727
Actavis Funding SCS, 3.8%, 3/15/2025		403,000	413,748
Actavis Funding SCS, 4.85%, 6/15/2044		714,000	732,206
Actavis, Inc., 1.875%, 10/01/2017		531,000	532,501
Bayer AG, 2.375% to 10/02/2022, FRN to 4/02/2075	EUR	305,000	341,830
Bayer AG, 3% to 7/01/2020, FRN to 7/01/2075	EUR	595,000	696,975
Biogen, Inc., 5.2%, 9/15/2045		$755,000	860,310
Celgene Corp., 2.875%, 8/15/2020		2,203,000	2,281,603
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		911,000	961,426
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	678,760
Gilead Sciences, Inc., 3.7%, 4/01/2024		988,000	1,066,305
Gilead Sciences, Inc., 4.5%, 2/01/2045		326,000	347,535
Gilead Sciences, Inc., 4.75%, 3/01/2046		584,000	647,803
Johnson & Johnson, 2.05%, 3/01/2023		972,000	980,384
Mylan, Inc., 2.55%, 3/28/2019		216,000	216,386

			$11,288,499
Real Estate - Apartment - 0.1%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	700,000	$827,595
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	500,000	611,828
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/2049	EUR	500,000	578,107

			$2,017,530
Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$678,701

Real Estate - Retail - 0.1%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	$704,692
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$640,000	724,146

			$1,428,838
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$933,000	$1,054,343

Retailers - 0.3%
Dollar General Corp., 4.125%, 7/15/2017		$500,000	$515,651
Gap, Inc., 5.95%, 4/12/2021		738,000	787,040
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,448,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Home Depot, Inc., 3%, 4/01/2026		$916,000	$957,913
Home Depot, Inc., 4.875%, 2/15/2044		500,000	590,303
Marks & Spencer PLC, 4.75%, 6/12/2025	GBP	300,000	476,081

			$4,775,918
Specialty Chemicals - 0.1%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	600,000	$725,936
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	406,954

			$1,132,890
Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$653,962
METRO AG, 1.5%, 3/19/2025	EUR	700,000	787,443
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	200,000	268,644

			$1,710,049
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$459,557
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	369,488
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	495,175

			$1,324,220
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	500,000	$695,486
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	670,000	766,992
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	514,188
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,308,035
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	522,915
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	589,976

			$4,397,592
Telephone Services - 0.1%
TDC A/S Callable Medium Term Note Fixed, 1.75%, 2/27/2027	EUR	600,000	$634,912
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	654,885

			$1,289,797
Tobacco - 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	$850,802
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$556,000	598,628
Reynolds American, Inc., 8.125%, 6/23/2019		434,000	517,682
Reynolds American, Inc., 3.25%, 6/12/2020		1,321,000	1,385,205
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	282,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 5.7%, 8/15/2035		$798,000	$952,549

			$4,587,270
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	$810,377
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	387,644
Stagecoach Group PLC, 4%, 9/29/2025	GBP	550,000	826,479

			$2,024,500
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$36,684	$40,018
Small Business Administration, 5.21%, 1/01/2026		524,845	571,360
Small Business Administration, 5.31%, 5/01/2027		331,124	368,087
Small Business Administration, 2.22%, 3/01/2033		1,011,552	1,020,253

			$1,999,718
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds, 4.5%, 8/15/2039		$6,515,600	$8,858,668
U.S. Treasury Bonds, 3.625%, 2/15/2044		5,417,000	6,515,849
U.S. Treasury Notes, 4.75%, 8/15/2017 (f)		3,896,000	4,099,476
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	3,006,179

			$22,480,172
Utilities - Electric Power - 0.3%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$528,000	$527,446
CMS Energy Corp., 5.05%, 3/15/2022		631,000	711,901
DTE Electric Co., 3.7%, 3/15/2045		700,000	711,327
E.On International Finance, 6.375%, 6/07/2032	GBP	250,000	449,607
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$500,000	527,485
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	638,926
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	250,000	436,275
PPL Capital Funding, Inc., 5%, 3/15/2044		$331,000	366,562
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	209,369
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	523,062

			$5,101,960
Total Bonds (Identified Cost, $534,113,664)			$551,295,048

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	557	$2,011

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.4%
Issuer	Shares/Par	Value ($)
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%	640	$519,354

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	7,530	$785,379

Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%	114,118	$5,530,158
Total Convertible Preferred Stocks (Identified Cost, $6,375,082)		$6,834,891

Preferred Stocks - 0.5%
Consumer Products - 0.5%
Henkel AG & Co. KGaA (Identified Cost, $3,618,341)	80,006	$9,131,771

Money Market Funds - 7.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	124,750,243	$124,750,243

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.45%, at Cost and Net Asset Value (j)	14,030,982	$14,030,982
Total Investments (Identified Cost, $1,442,446,137)		$1,679,711,348

Other Assets, Less Liabilities - 0.2%		2,884,846
Net Assets - 100.0%		$1,682,596,194

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,219,235 representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these

Portfolio of Investments (unaudited) – continued

securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	$749,709	$750,278
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	313,765	320,250
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	543,437	474,509
Total Restricted Securities			$1,545,037
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	684,000	7/15/16	$514,545	$518,470	$3,925
SELL	AUD	Goldman Sachs International	606,804	7/15/16	472,448	459,955	12,493
BUY	CAD	Citibank N.A.	1,239,000	7/15/16	977,543	987,493	9,950
BUY	CZK	Goldman Sachs International	12,895,000	7/15/16	545,953	546,994	1,041
BUY	DKK	Goldman Sachs International	12,627,686	7/15/16	1,939,498	1,947,365	7,867
BUY	EUR	Citibank N.A.	1,149,000	7/15/16	1,305,965	1,318,730	12,765
BUY	EUR	Deutsche Bank AG	18,414,787	6/15/16-7/15/16	20,823,112	21,125,449	302,337
BUY	EUR	Goldman Sachs International	3,863,000	7/15/16	4,395,951	4,433,642	37,691
BUY	EUR	Merrill Lynch International	1,267,000	7/15/16	1,438,909	1,454,161	15,252
BUY	GBP	BNP Paribas S.A.	468,650	7/15/16	666,625	684,926	18,301
BUY	GBP	Credit Suisse Group	563,000	7/15/16	801,280	822,816	21,536
BUY	GBP	Goldman Sachs International	87,000	7/15/16	123,238	127,149	3,911
BUY	ILS	Goldman Sachs International	2,402,000	7/15/16	640,080	643,828	3,748
BUY	JPY	Deutsche Bank AG	5,686,033,102	7/15/16	52,509,636	53,557,900	1,048,264
BUY	JPY	Goldman Sachs International	236,514,000	7/15/16	2,157,879	2,227,773	69,894
BUY	KRW	Deutsche Bank AG	17,282,882,000	5/02/16- 6/28/16	15,073,291	15,161,672	88,381

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	KRW	JPMorgan Chase Bank	8,641,441,000	5/02/16	$6,991,293	$7,584,203	$592,910
BUY	NOK	Barclays Bank PLC	129,000	7/15/16	15,556	16,016	460
BUY	NZD	Merrill Lynch International	148,000	7/15/16	100,629	102,939	2,310
BUY	SEK	Goldman Sachs International	77,533,843	7/15/16	9,623,201	9,681,338	58,137
BUY	THB	JPMorgan Chase Bank	56,073,750	5/24/16	1,604,399	1,605,360	961
BUY	TRY	Citibank N.A.	2,489,000	7/15/16	855,617	871,994	16,377
BUY	ZAR	Deutsche Bank AG	13,302,933	7/15/16	885,711	920,593	34,882

							$2,363,393

Liability Derivatives
SELL	AUD	Barclays Bank PLC	28,000	7/15/16	$21,172	$21,224	$(52)
SELL	AUD	Westpac Banking Corp.	8,669,026	7/15/16	6,569,735	6,571,091	(1,356)
SELL	CAD	Goldman Sachs International	534,408	7/15/16	423,417	425,928	(2,511)
SELL	CAD	Merrill Lynch International	15,141,851	7/15/16	11,706,289	12,068,180	(361,891)
BUY	CHF	UBS AG	4,185,000	7/15/16	4,395,080	4,377,075	(18,005)
SELL	CNY	JPMorgan Chase Bank	42,104,000	4/26/17	6,321,447	6,343,274	(21,827)
SELL	EUR	Citibank N.A.	924,790	7/15/16	1,046,791	1,061,399	(14,608)
SELL	EUR	Goldman Sachs International	3,963,368	7/15/16	4,491,527	4,548,836	(57,309)
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,748,213	7/15/16	1,998,949	2,006,458	(7,509)
SELL	GBP	Citibank N.A.	107,000	7/15/16	152,116	156,379	(4,263)
SELL	GBP	Morgan Stanley Capital Services, Inc.	1,135,560	7/15/16	1,602,860	1,659,605	(56,745)
SELL	JPY	Goldman Sachs International	233,130,955	7/15/16	2,156,352	2,195,908	(39,556)
SELL	KRW	Deutsche Bank AG	8,641,441,000	5/02/16	7,527,051	7,584,203	(57,152)
SELL	MXN	Deutsche Bank AG	69,012,811	7/15/16	3,917,821	3,982,131	(64,310)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MYR	JPMorgan Chase Bank	6,641,863	5/13/16	$1,709,397	$1,698,817	$(10,580)
SELL	NOK	Goldman Sachs International	85,798,872	7/15/16	10,419,458	10,652,221	(232,763)
SELL	NZD	Goldman Sachs International	473,000	7/15/16	320,552	328,986	(8,434)
SELL	NZD	Westpac Banking Corp.	15,041,828	7/15/16	10,336,639	10,462,056	(125,417)
BUY	PLN	Goldman Sachs International	5,974,803	7/15/16	1,584,190	1,563,189	(21,001)
BUY	SGD	Goldman Sachs International	2,287,000	7/15/16	1,700,860	1,698,002	(2,858)

							$(1,108,147)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	36	$4,682,250	June - 2016	$(14,168)

At April 30, 2016, the fund had cash collateral of $1,770,000 and other liquid securities with an aggregate value of $48,403 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,317,695,894)	$1,554,961,105
Underlying affiliated funds, at cost and value	124,750,243
Total investments, at value, including $13,303,470 of securities on loan (identified cost, $1,442,446,137)	$1,679,711,348
Cash	903,910
Foreign currency, at value (identified cost, $17,922)	17,922
Deposits with brokers	1,770,000
Receivables for
Forward foreign currency exchange contracts	2,363,393
Investments sold	4,414,983
Fund shares sold	7,914,943
Interest and dividends	7,742,915
Other assets	5,434
Total assets	$1,704,844,848
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,108,147
Daily variation margin on open futures contracts	3,937
Investments purchased	4,609,257
Fund shares reacquired	1,716,112
Collateral for securities loaned, at value	14,030,982
Payable to affiliates
Investment adviser	46,117
Shareholder servicing costs	512,378
Distribution and service fees	51,278
Payable for independent Trustees’ compensation	7,501
Deferred country tax expense payable	37,164
Accrued expenses and other liabilities	125,781
Total liabilities	$22,248,654
Net assets	$1,682,596,194
Net assets consist of
Paid-in capital	$1,468,609,508
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $37,164 deferred country tax)	238,563,108
Accumulated distributions in excess of net realized gain on investments and foreign currency	(32,396,209)
Undistributed net investment income	7,819,787
Net assets	$1,682,596,194
Shares of beneficial interest outstanding	103,085,349

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$845,743,495	51,784,766	$16.33
Class B	58,360,482	3,506,347	16.64
Class C	342,294,962	20,841,222	16.42
Class I	303,175,541	18,741,975	16.18
Class R1	3,132,583	191,480	16.36
Class R2	14,082,484	870,432	16.18
Class R3	12,225,858	750,958	16.28
Class R4	7,098,816	434,118	16.35
Class R5	96,481,973	5,964,051	16.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.33 [100 / 94.25 x $16.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$14,569,611
Interest	7,180,940
Dividends from underlying affiliated funds	111,702
Foreign taxes withheld	(808,639)
Total investment income	$21,053,614
Expenses
Management fee	$6,355,770
Distribution and service fees	2,918,632
Shareholder servicing costs	833,994
Administrative services fee	122,636
Independent Trustees’ compensation	13,802
Custodian fee	144,065
Shareholder communications	51,345
Audit and tax fees	34,576
Legal fees	6,788
Miscellaneous	102,459
Total expenses	$10,584,067
Fees paid indirectly	(526)
Reduction of expenses by investment adviser and distributor	(1,058,566)
Net expenses	$9,524,975
Net investment income	$11,528,639
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(15,023,399)
Futures contracts	147,905
Foreign currency	1,371,098
Net realized gain (loss) on investments and foreign currency	$(13,504,396)
Change in unrealized appreciation (depreciation)
Investments (net of $30,368 increase in deferred country tax)	$51,748,141
Futures contracts	(103,041)
Translation of assets and liabilities in foreign currencies	2,120,925
Net unrealized gain (loss) on investments and foreign currency translation	$53,766,025
Net realized and unrealized gain (loss) on investments and foreign currency	$40,261,629
Change in net assets from operations	$51,790,268

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
Change in net assets
From operations
Net investment income	$11,528,639	$20,399,335
Net realized gain (loss) on investments and foreign currency	(13,504,396)	50,960,207
Net unrealized gain (loss) on investments and foreign currency translation	53,766,025	(70,781,120)
Change in net assets from operations	$51,790,268	$578,422
Distributions declared to shareholders
From net investment income	$(4,030,349)	$(13,762,055)
From net realized gain on investments	(56,436,387)	(16,165,256)
Total distributions declared to shareholders	$(60,466,736)	$(29,927,311)
Change in net assets from fund share transactions	$170,368,621	$97,459,362
Total change in net assets	$161,692,153	$68,110,473
Net assets
At beginning of period	1,520,904,041	1,452,793,568
At end of period (including undistributed net investment income of $7,819,787 and $321,497, respectively)	$1,682,596,194	$1,520,904,041

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.49		$16.80	$16.32	$14.39	$13.52	$13.31
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.32	$0.24	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.22)	0.55	1.91	0.92	0.35
Total from investment operations	$0.51		$0.03	$0.87	$2.15	$1.17	$0.61
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.32)	$(0.22)	$(0.30)	$(0.40)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.67)		$(0.34)	$(0.39)	$(0.22)	$(0.30)	$(0.40)
Net asset value, end of period (x)	$16.33		$16.49	$16.80	$16.32	$14.39	$13.52
Total return (%) (r)(s)(t)(x)	3.25	(n)	0.20	5.41	15.13	8.81	4.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.28	1.27	1.28	1.30	1.30
Expenses after expense reductions (f)	1.13	(a)	1.13	1.17	1.22	1.25	1.25
Net investment income	1.65	(a)	1.51	1.93	1.60	1.80	1.89
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$845,743		$802,412	$772,769	$657,312	$509,475	$477,216

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.82		$17.21	$16.70	$14.73	$13.83	$13.60
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.20	$0.13	$0.15	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.22)	0.57	1.95	0.94	0.36
Total from investment operations	$0.45		$(0.09)	$0.77	$2.08	$1.09	$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.19)	$(0.11)	$(0.19)	$(0.29)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.30)	$(0.26)	$(0.11)	$(0.19)	$(0.29)
Net asset value, end of period (x)	$16.64		$16.82	$17.21	$16.70	$14.73	$13.83
Total return (%) (r)(s)(t)(x)	2.81	(n)	(0.53)	4.66	14.20	8.01	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.01	2.03	2.05	2.05
Expenses after expense reductions (f)	1.88	(a)	1.88	1.92	1.97	2.00	2.00
Net investment income	0.88	(a)	0.75	1.19	0.86	1.05	1.14
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$58,360		$60,197	$66,528	$64,457	$59,468	$56,479

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.60		$17.00	$16.50	$14.56	$13.67	$13.45
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.20	$0.13	$0.15	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.23)	0.57	1.92	0.93	0.36
Total from investment operations	$0.45		$(0.10)	$0.77	$2.05	$1.08	$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.20)	$(0.11)	$(0.19)	$(0.30)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.30)	$(0.27)	$(0.11)	$(0.19)	$(0.30)
Net asset value, end of period (x)	$16.42		$16.60	$17.00	$16.50	$14.56	$13.67
Total return (%) (r)(s)(t)(x)	2.86	(n)	(0.59)	4.70	14.19	8.05	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.02	2.03	2.05	2.05
Expenses after expense reductions (f)	1.88	(a)	1.88	1.92	1.97	2.00	2.00
Net investment income	0.90	(a)	0.75	1.17	0.85	1.05	1.14
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$342,295		$323,241	$308,269	$245,944	$186,974	$171,596

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.34		$16.65	$16.17	$14.27	$13.41	$13.20
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.35	$0.28	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.22)	0.56	1.88	0.92	0.35
Total from investment operations	$0.53		$0.07	$0.91	$2.16	$1.19	$0.64
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.20)	$(0.36)	$(0.26)	$(0.33)	$(0.43)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.69)		$(0.38)	$(0.43)	$(0.26)	$(0.33)	$(0.43)
Net asset value, end of period (x)	$16.18		$16.34	$16.65	$16.17	$14.27	$13.41
Total return (%) (r)(s)(x)	3.41	(n)	0.45	5.72	15.33	9.08	5.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.02	1.03	1.06	1.05
Expenses after expense reductions (f)	0.88	(a)	0.88	0.92	0.97	1.00	1.00
Net investment income	1.94	(a)	1.75	2.14	1.84	2.00	2.17
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$303,176		$212,571	$193,307	$108,175	$67,970	$26,765

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.54		$16.93	$16.44	$14.50	$13.62	$13.40
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.20	$0.13	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.23)	0.56	1.92	0.92	0.37
Total from investment operations	$0.45		$(0.10)	$0.76	$2.05	$1.07	$0.52
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.11)	$(0.20)	$(0.11)	$(0.19)	$(0.30)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.29)	$(0.27)	$(0.11)	$(0.19)	$(0.30)
Net asset value, end of period (x)	$16.36		$16.54	$16.93	$16.44	$14.50	$13.62
Total return (%) (r)(s)(x)	2.87	(n)	(0.55)	4.63	14.26	8.01	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.01	2.03	2.05	2.05
Expenses after expense reductions (f)	1.88	(a)	1.88	1.92	1.97	2.00	2.00
Net investment income	0.87	(a)	0.75	1.18	0.87	1.05	1.13
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$3,133		$3,195	$3,518	$3,613	$3,124	$3,126

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.35		$16.68	$16.20	$14.29	$13.43	$13.22
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.28	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.22)	0.55	1.88	0.92	0.36
Total from investment operations	$0.49		$(0.01)	$0.83	$2.09	$1.13	$0.58
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.14)	$(0.28)	$(0.18)	$(0.27)	$(0.37)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.66)		$(0.32)	$(0.35)	$(0.18)	$(0.27)	$(0.37)
Net asset value, end of period (x)	$16.18		$16.35	$16.68	$16.20	$14.29	$13.43
Total return (%) (r)(s)(x)	3.13	(n)	(0.03)	5.16	14.79	8.55	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.51	1.53	1.56	1.55
Expenses after expense reductions (f)	1.38	(a)	1.38	1.42	1.47	1.50	1.50
Net investment income	1.40	(a)	1.25	1.69	1.38	1.54	1.64
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$14,082		$11,577	$9,812	$10,528	$8,438	$5,687

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.44		$16.75	$16.27	$14.35	$13.48	$13.27
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.32	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.22)	0.55	1.90	0.93	0.36
Total from investment operations	$0.51		$0.03	$0.87	$2.14	$1.17	$0.61
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$(0.32)	$(0.22)	$(0.30)	$(0.40)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.67)		$(0.34)	$(0.39)	$(0.22)	$(0.30)	$(0.40)
Net asset value, end of period (x)	$16.28		$16.44	$16.75	$16.27	$14.35	$13.48
Total return (%) (r)(s)(x)	3.26	(n)	0.19	5.42	15.10	8.84	4.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.27	1.27	1.28	1.31	1.30
Expenses after expense reductions (f)	1.13	(a)	1.13	1.17	1.22	1.25	1.25
Net investment income	1.63	(a)	1.50	1.93	1.59	1.77	1.87
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$12,226		$11,368	$13,576	$12,423	$9,575	$6,308

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 4/30/16		Years ended 10/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.51		$16.82	$16.33	$14.41	$13.52	$13.30
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.36	$0.27	$0.30	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		(0.22)	0.56	1.91	0.90	0.36
Total from investment operations	$0.53		$0.07	$0.92	$2.18	$1.20	$0.65
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.20)	$(0.36)	$(0.26)	$(0.31)	$(0.43)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—	—
Total distributions declared to shareholders	$(0.69)		$(0.38)	$(0.43)	$(0.26)	$(0.31)	$(0.43)
Net asset value, end of period (x)	$16.35		$16.51	$16.82	$16.33	$14.41	$13.52
Total return (%) (r)(s)(x)	3.37	(n)	0.45	5.72	15.32	9.06	5.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.02	1.04	1.05	1.05
Expenses after expense reductions (f)	0.88	(a)	0.88	0.92	0.97	1.00	1.00
Net investment income	1.81	(a)	1.73	2.14	1.77	2.19	2.16
Portfolio turnover	21	(n)	54	23	40	30	46
Net assets at end of period (000 omitted)	$7,099		$10,758	$10,042	$7,938	$2,642	$32,383

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R5			2015	2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$16.34		$16.65	$16.18	$14.27	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.37	$0.29	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.21)	0.55	1.89	1.01
Total from investment operations	$0.54		$0.09	$0.92	$2.18	$1.08
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.38)	$(0.27)	$(0.10)
From net realized gain on investments	(0.62)		(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.70)		$(0.40)	$(0.45)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$16.18		$16.34	$16.65	$16.18	$14.27
Total return (%) (r)(s)(x)	3.46	(n)	0.56	5.73	15.49	8.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.93	0.94	1.00	(a)
Expenses after expense reductions (f)	0.78	(a)	0.78	0.83	0.88	0.94	(a)
Net investment income	2.00	(a)	1.85	2.25	1.95	1.24	(a)
Portfolio turnover	21	(n)	54	23	40	30
Net assets at end of period (000 omitted)	$96,482		$85,585	$74,972	$61,383	$44,263

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$511,714,952	$—	$—	$511,714,952
United Kingdom	93,425,548	—	—	93,425,548
Japan	—	73,409,470	—	73,409,470
Switzerland	68,157,271	—	—	68,157,271
France	48,731,255	—	—	48,731,255
Germany	39,669,538	—	—	39,669,538
Canada	23,897,904	—	—	23,897,904
Sweden	20,340,346	—	—	20,340,346
Taiwan	13,145,221	3,975,154	—	17,120,375
Other Countries	52,020,435	41,147,982	—	93,168,417
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	24,479,892	—	24,479,892
Non-U.S. Sovereign Debt	—	257,545,193	—	257,545,193
U.S. Corporate Bonds	—	151,625,929	—	151,625,929
Residential Mortgage-Backed Securities	—	30,211,428	—	30,211,428
Commercial Mortgage-Backed Securities	—	15,617,113	—	15,617,113
Asset-Backed Securities (including CDOs)	—	11,603,916	—	11,603,916
Foreign Bonds	—	60,211,576	—	60,211,576
Mutual Funds	138,781,225	—	—	138,781,225
Total Investments	$1,009,883,695	$669,827,653	$—	$1,679,711,348

Other Financial Instruments
Futures Contracts	$(14,168)	$—	$—	$(14,168)
Forward Foreign Currency Exchange Contracts	—	1,255,246	—	1,255,246

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,742,015 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $865,900 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(14,168)
Foreign Exchange	Forward Foreign Currency Exchange	2,363,393	(1,108,147)
Total		$2,363,393	$(1,122,315)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$147,905	$—
Foreign Exchange	—	1,484,517
Total	$147,905	$1,484,517

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(103,041)	$—
Foreign Exchange	—	1,936,327
Total	$(103,041)	$1,936,327

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required

Notes to Financial Statements (unaudited) – continued

collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $13,303,470. The fair value of the fund’s investment securities on loan and a related liability of $14,030,982 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the

Notes to Financial Statements (unaudited) – continued

ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$15,749,709
Long-term capital gains	14,177,602
Total distributions	$29,927,311

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$1,458,722,271
Gross appreciation	260,674,989
Gross depreciation	(39,685,912)
Net unrealized appreciation (depreciation)	$220,989,077

As of 10/31/15
Undistributed ordinary income	156,246
Undistributed long-term capital gain	56,435,248
Other temporary differences	(2,407,144)
Net unrealized appreciation (depreciation)	168,478,804

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$2,376,914	$7,466,123	$29,963,611	$8,677,069
Class B	32,642	443,853	2,167,765	706,492
Class C	198,672	2,153,590	11,886,137	3,382,639
Class I	914,749	2,348,470	7,835,313	2,158,677
Class R1	2,107	22,574	119,237	36,298
Class R2	27,039	80,980	473,698	106,492
Class R3	33,373	125,213	426,425	147,674
Class R4	37,247	127,731	356,376	120,086
Class R5	407,606	993,521	3,207,825	829,829
Total	$4,030,349	$13,762,055	$56,436,387	$16,165,256

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million up to $1.0 billion, 0.70% of

Notes to Financial Statements (unaudited) – continued

average daily net asset in excess of $1.0 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, this management fee reduction amounted to $587,406, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $56,670, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.82%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, this reduction amounted to $399,658, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $325,332 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$986,441
Class B	0.75%	0.25%	1.00%	1.00%	286,321
Class C	0.75%	0.25%	1.00%	1.00%	1,588,929
Class R1	0.75%	0.25%	1.00%	1.00%	15,279
Class R2	0.25%	0.25%	0.50%	0.50%	28,586
Class R3	—	0.25%	0.25%	0.25%	13,076
Total Distribution and Service Fees					$2,918,632

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $14,687, $21, and $124 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$5,808
Class B	43,434
Class C	20,109

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $85,637, which equated to 0.0113% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $748,357.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $311 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,826 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $1,624 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 2,903 shares of Class I for an aggregate amount of $45,756.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $3,218,747 and $1,319,939, respectively. The sales transactions resulted in net realized gains (losses) of $(9,118).

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$51,851,218	$58,040,105
Investments (non-U.S. Government securities)	$326,715,364	$247,916,353

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,551,275	$103,539,745	11,238,180	$186,488,455
Class B	200,396	3,211,365	428,415	7,280,066
Class C	3,042,871	48,156,803	4,193,350	70,402,962
Class I	7,951,192	123,567,283	4,895,702	80,173,680
Class R1	17,064	269,532	54,975	920,851
Class R2	325,261	5,133,566	302,157	4,942,765
Class R3	148,330	2,368,493	85,386	1,406,637
Class R4	104,917	1,651,744	346,739	5,808,406
Class R5	990,318	15,323,061	1,291,577	20,909,579
	19,331,624	$303,221,592	22,836,481	$378,333,401

Shares issued to shareholders in reinvestment of distributions
Class A	1,986,453	$30,954,592	927,290	$15,271,456
Class B	118,194	1,881,650	56,900	961,604
Class C	593,132	9,318,109	253,649	4,230,876
Class I	439,450	6,785,622	210,928	3,431,052
Class R1	7,698	120,481	3,527	58,616
Class R2	16,740	258,632	7,339	120,068
Class R3	29,602	459,798	16,617	272,887
Class R4	21,242	331,488	12,858	211,337
Class R5	213,816	3,301,615	111,368	1,809,971
	3,426,327	$53,411,987	1,600,476	$26,367,867

Shares reacquired
Class A	(5,400,516)	$(84,936,298)	(9,515,346)	$(157,510,392)
Class B	(391,510)	(6,292,100)	(772,163)	(13,104,403)
Class C	(2,261,398)	(35,861,675)	(3,119,118)	(52,126,125)
Class I	(2,654,908)	(41,426,255)	(3,709,676)	(60,492,804)
Class R1	(26,437)	(407,049)	(73,134)	(1,226,782)
Class R2	(179,520)	(2,765,112)	(189,760)	(3,113,887)
Class R3	(118,273)	(1,823,348)	(221,285)	(3,628,042)
Class R4	(343,526)	(5,359,323)	(305,194)	(5,063,588)
Class R5	(476,390)	(7,393,798)	(668,618)	(10,975,883)
	(11,852,478)	$(186,264,958)	(18,574,294)	$(307,241,906)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	3,137,212	$49,558,039	2,650,124	$44,249,519
Class B	(72,920)	(1,199,085)	(286,848)	(4,862,733)
Class C	1,374,605	21,613,237	1,327,881	22,507,713
Class I	5,735,734	88,926,650	1,396,954	23,111,928
Class R1	(1,675)	(17,036)	(14,632)	(247,315)
Class R2	162,481	2,627,086	119,736	1,948,946
Class R3	59,659	1,004,943	(119,282)	(1,948,518)
Class R4	(217,367)	(3,376,091)	54,403	956,155
Class R5	727,744	11,230,878	734,327	11,743,667
	10,905,473	$170,368,621	5,862,663	$97,459,362

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $2,944 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	83,946,356	287,831,227	(247,027,340)	124,750,243

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$111,702	$124,750,243

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2016

MFS® UTILITIES FUND

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NextEra Energy, Inc.	5.0%
Exelon Corp.	4.5%
PPL Corp.	4.3%
Sempra Energy	3.5%
EDP Renovaveis S.A.	2.9%
Calpine Corp.	2.7%
Time Warner Cable, Inc.	2.5%
American Electric Power Co., Inc.	2.4%
Exelon Corp., 6.5%	2.3%
Enel S.p.A	2.3%

Top five industries (i)
Utilities – Electric Power	54.8%
Natural Gas – Pipeline	14.7%
Telephone Services	8.1%
Cable TV	7.0%
Telecommunications – Wireless	6.3%

Issuer country weightings (i)(x)
United States	73.6%
Portugal	5.2%
Canada	3.3%
United Kingdom	3.2%
Italy	2.6%
France	1.5%
China	1.5%
Sweden	1.5%
Spain	1.3%
Other Countries	6.3%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

2

Portfolio Composition – continued

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.02%	$1,000.00	$1,032.97	$5.16
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
B	Actual	1.77%	$1,000.00	$1,029.40	$8.93
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
C	Actual	1.77%	$1,000.00	$1,029.39	$8.93
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
I	Actual	0.77%	$1,000.00	$1,034.63	$3.90
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R1	Actual	1.77%	$1,000.00	$1,029.50	$8.93
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
R2	Actual	1.27%	$1,000.00	$1,031.80	$6.42
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R3	Actual	1.02%	$1,000.00	$1,033.57	$5.16
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R4	Actual	0.77%	$1,000.00	$1,034.73	$3.90
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R5	Actual	0.65%	$1,000.00	$1,035.77	$3.29
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 89.0%
Issuer	Shares/Par	Value ($)
Cable TV - 6.9%
Charter Communications, Inc., “A” (a)(l)	361,274	$76,676,794
Comcast Corp., “A”	1,635,820	99,392,423
Liberty Global PLC, “C” (a)	804,949	29,461,133
Time Warner Cable, Inc.	544,977	115,595,071

		$321,125,421
Energy - Independent - 0.6%
Enable Midstream Partners LP	535,119	$6,351,863
Western Gas Equity Partners LP	554,372	22,385,541

		$28,737,404
Natural Gas - Distribution - 6.3%
China Gas Holdings Ltd.	572,000	$825,211
China Resources Gas Group Ltd.	17,072,000	48,228,764
Engie	2,958,812	48,787,022
NorthWestern Corp.	289,771	16,470,584
Sempra Energy	1,584,277	163,735,028
Snam S.p.A.	2,322,041	14,171,687

		$292,218,296
Natural Gas - Pipeline - 13.3%
Columbia Pipeline Partners LP	1,815,681	$26,381,845
Enbridge, Inc.	2,224,986	92,425,496
Energy Transfer Equity LP	1,638,613	20,367,960
Energy Transfer Partners LP	2,042,496	72,365,633
Enterprise Products Partners LP	3,104,219	82,851,605
EQT GP Holdings LP	274,799	7,271,182
EQT Midstream Partners LP	571,805	45,338,418
JP Energy Partners LP	580,174	4,571,771
Kinder Morgan, Inc.	1,710,642	30,381,002
Plains All American Pipeline LP	360,583	8,271,774
Plains GP Holdings LP	3,296,022	32,630,618
SemGroup Corp., “A”	587,506	18,012,934
Shell Midstream Partners LP	176,230	6,656,207
Sunoco Logistics Partners LP	1,750,409	51,251,976
Tallgrass Energy GP LP	1,075,040	22,393,083
TransCanada Corp.	123,575	5,131,312
Williams Cos., Inc.	2,454,350	47,589,847
Williams Partners LP	1,495,859	45,219,818

		$619,112,481

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 5.8%
Advanced Info Service PLC	1,864,300	$8,326,104
American Tower Corp., REIT	693,481	72,732,287
Bharti Infratel Ltd.	1,374,566	7,784,338
Cellnex Telecom S.A.U.	140,543	2,318,983
Globe Telecom, Inc.	19,750	924,159
KDDI Corp.	1,467,200	41,733,618
Mobile TeleSystems PJSC, ADR	3,422,191	31,689,489
SBA Communications Corp. (a)	486,069	50,084,550
Vodafone Group PLC	16,804,731	53,822,877

		$269,416,405
Telephone Services - 7.3%
Altice N.V., “A” (a)	2,030,122	$30,800,833
Bezeq - The Israel Telecommunication Corp. Ltd.	7,523,043	15,996,779
British Telecom Group, PLC	4,394,408	28,457,380
Com Hem Holding AB	7,746,943	68,686,355
Hellenic Telecommunications Organization S.A.	4,030,824	38,786,713
Numericable Group	710,440	23,253,592
PT XL Axiata Tbk (a)	71,106,500	18,978,987
Quebecor, Inc., “B”	1,077,713	28,826,053
Singapore Telecommunications Ltd.	314,800	901,173
TDC A.S.	7,934,425	40,601,716
TELUS Corp.	438,251	13,894,656
Verizon Communications, Inc.	622,475	31,708,877

		$340,893,114
Utilities - Electric Power - 48.8%
Abengoa Yield PLC (l)	1,695,669	$30,572,912
AES Corp.	9,573,864	106,844,322
Ameren Corp.	1,336,697	64,161,456
American Electric Power Co., Inc.	1,782,266	113,173,891
Avangrid, Inc.	456,560	18,308,056
Calpine Corp. (a)	8,051,376	127,050,713
China Longyuan Electric Power Group Corp.	30,772,000	21,083,146
Covanta Holding Corp.	414,954	6,747,152
CPFL Energia S.A.	2,840,336	16,393,304
Dominion Resources, Inc.	943,954	67,464,407
DTE Energy Co.	619,103	55,199,223
Dynegy, Inc. (a)(h)	5,578,948	98,356,853
Edison International	679,909	48,076,365
EDP Renovaveis S.A.	17,394,947	135,642,151
Enel S.p.A	23,762,296	107,693,288
Energias de Portugal S.A.	29,782,205	105,852,960
Energias do Brasil S.A.	1,914,516	7,125,334

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Exelon Corp.	6,039,722	$211,933,845
FirstEnergy Corp.	1,579,510	51,476,231
Iberdrola S.A.	3,715,612	26,395,299
NextEra Energy Partners LP	1,526,641	44,104,658
NextEra Energy, Inc.	1,990,806	234,078,969
NRG Energy, Inc.	5,917,615	89,355,987
NRG Yield, Inc., “A”	1,391,713	21,056,618
NRG Yield, Inc., “C”	1,545,797	25,010,995
PG&E Corp.	1,577,806	91,828,309
PPL Corp.	5,361,167	201,794,326
Public Service Enterprise Group, Inc.	989,347	45,638,577
Red Electrica de Espana	340,050	30,359,510
SSE PLC	1,587,069	35,016,082
Tractebel Energia S.A.	1,612,200	17,883,384
Xcel Energy, Inc.	551,302	22,068,619

		$2,277,746,942
Total Common Stocks (Identified Cost, $3,842,293,557)		$4,149,250,063

Bonds - 0.1%
Cable TV - 0.1%
Neptune Finco Corp., 10.125%, 1/15/2023 (n) (Identified Cost, $3,060,000)	$3,060,000	$3,358,350

Convertible Preferred Stocks - 8.7%
Energy - Independent - 0.6%
Anadarko Petroleum Corp., 7.5%	789,436	$29,966,991

Natural Gas - Pipeline - 1.1%
Kinder Morgan, Inc., 9.75%	1,154,599	$50,987,092

Telecommunications - Wireless - 0.5%
American Tower Corp., 5.5%	223,840	$23,207,731

Telephone Services - 0.8%
Frontier Communications Corp., 11.125%	369,546	$38,543,648

Utilities - Electric Power - 5.7%
Dominion Resources, Inc., “B”, 6%	785,440	$43,599,774
Dominion Resources, Inc., 6.375%	667,786	32,941,883
Dynegy, Inc., 5.375% (h)	575,738	37,388,426
Exelon Corp., 6.5%	2,247,506	108,914,141

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks - continued
Utilities - Electric Power - continued
NextEra Energy, Inc., 5.799%	274,899	$16,617,645
NextEra Energy, Inc., 6.371%	414,370	24,779,326

		$264,241,195
Total Convertible Preferred Stocks (Identified Cost, $427,315,693)		$406,946,657

Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia (Identified Cost, $25,121,704)	1,976,400	$16,268,630

Rights - 0.3%
Natural Gas - Pipeline - 0.3%
TransCanada Corp, Expiration Date 3/17/17 (1 share for 1 right) (a) (Identified Cost, $11,335,473)	323,030	$12,996,377

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	69,987,447	$69,987,447

Collateral for Securities Loaned - 1.6%
JPMorgan Prime Money Market Fund, 0.45%, at Cost and Net Asset Value (j)	75,287,578	$75,287,578
Total Investments (Identified Cost, $4,454,401,452)		$4,734,095,102

Other Assets, Less Liabilities - (1.5)%		(70,123,409)
Net Assets - 100.0%		$4,663,971,693

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized one-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,358,350, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

9

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Goldman Sachs International	6,434,681	7/15/16	$5,027,953	$5,128,494	$100,541
BUY	EUR	BNP Paribas S.A.	1,590,133	7/15/16	1,816,526	1,825,027	8,501
BUY	EUR	JPMorgan Chase Bank	33,750	7/15/16	38,216	38,736	520
BUY	EUR	Merrill Lynch International	4,088,408	7/15/16	4,691,901	4,692,346	445
BUY	EUR	Morgan Stanley Capital Services	762,523	7/15/16	865,554	875,162	9,608
BUY	GBP	Goldman Sachs International	970,726	7/15/16	1,397,432	1,418,702	21,270
SELL	GBP	HBSC Bank	1,727,182	7/15/16	2,527,471	2,524,251	3,220

							$144,105

Liability Derivatives
SELL	CAD	Merrill Lynch International	128,377,277	7/15/16	$99,267,101	$102,317,748	$(3,050,647)
SELL	EUR	BNP Paribas S.A.	1,796,702	7/15/16	2,058,177	2,062,110	(3,933)
SELL	EUR	Citibank N.A.	29,809,710	7/15/16	34,124,964	34,213,195	(88,231)
SELL	EUR	Credit Suisse Group	4,166,485	7/15/16	4,773,441	4,781,957	(8,516)
SELL	EUR	Deutsche Bank AG	116,599,596	6/15/16-7/15/16	131,509,908	133,738,887	(2,228,979)
SELL	EUR	Goldman Sachs International	1,390,519	7/15/16	1,580,168	1,595,926	(15,758)
SELL	EUR	JPMorgan Chase Bank	145,987,816	7/15/16	167,104,524	167,553,109	(448,585)
SELL	EUR	Merrill Lynch International	9,600,118	7/15/16	10,999,566	11,018,246	(18,680)
SELL	EUR	Morgan Stanley Capital Services	759,464	7/15/16	861,659	871,652	(9,993)
SELL	GBP	BNP Paribas S.A.	45,124,648	7/15/16	64,186,878	65,949,024	(1,762,146)

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Goldman Sachs International	4,644,058	7/15/16	$6,694,889	$6,787,224	$(92,335)
SELL	GBP	HBSC Bank	748,148	7/15/16	1,089,065	1,093,408	(4,343)

							$(7,732,146)

At April 30, 2016, the fund had cash collateral of $4,220,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,384,414,005)	$4,664,107,655
Underlying affiliated funds, at cost and value	69,987,447
Total investments, at value, including $74,352,858 of securities on loan (identified cost, $4,454,401,452)	$4,734,095,102
Cash	326,356
Deposits with brokers	4,220,000
Foreign currency, at value (identified cost, $153,712)	153,712
Receivables for
Forward foreign currency exchange contracts	144,105
Investments sold	24,975,836
Fund shares sold	6,125,386
Interest and dividends	7,900,543
Other assets	16,553
Total assets	$4,777,957,593
Liabilities
Payables for
Distributions	$680,536
Forward foreign currency exchange contracts	7,732,146
Investments purchased	18,950,310
Fund shares reacquired	8,322,303
Collateral for securities loaned, at value	75,287,578
Payable to affiliates
Investment adviser	227,701
Shareholder servicing costs	2,204,989
Distribution and service fees	151,219
Payable for independent Trustees’ compensation	21,921
Deferred country tax expense payable	15,447
Accrued expenses and other liabilities	391,750
Total liabilities	$113,985,900
Net assets	$4,663,971,693
Net assets consist of
Paid-in capital	$4,522,352,837
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $15,447 deferred country tax)	272,095,254
Accumulated net realized gain (loss) on investments and foreign currency	(123,942,323)
Accumulated distributions in excess of net investment income	(6,534,075)
Net assets	$4,663,971,693
Shares of beneficial interest outstanding	253,342,421

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,671,369,041	144,991,935	$18.42
Class B	240,897,060	13,139,801	18.33
Class C	841,639,196	45,909,714	18.33
Class I	472,610,211	25,558,779	18.49
Class R1	11,094,643	606,270	18.30
Class R2	102,191,517	5,561,496	18.37
Class R3	132,788,943	7,210,808	18.42
Class R4	99,193,389	5,379,447	18.44
Class R5	92,187,693	4,984,171	18.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.54 [100 / 94.25 x $18.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$81,259,152
Interest	1,214,546
Dividends from underlying affiliated funds	50,907
Foreign taxes withheld	(478,399)
Total investment income	$82,046,206
Expenses
Management fee	$13,063,922
Distribution and service fees	8,868,402
Shareholder servicing costs	3,128,473
Administrative services fee	314,378
Independent Trustees’ compensation	42,768
Custodian fee	290,484
Shareholder communications	168,684
Audit and tax fees	31,127
Legal fees	24,935
Miscellaneous	176,163
Total expenses	$26,109,336
Fees paid indirectly	(7,156)
Reduction of expenses by investment adviser and distributor	(23,085)
Net expenses	$26,079,095
Net investment income	$55,967,111
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(90,542,139)
Other affiliated issuers	(4,011,747)
Foreign currency	3,861,806
Net realized gain (loss) on investments and foreign currency	$(90,692,080)
Change in unrealized appreciation (depreciation)
Investments (net of $15,447 increase in deferred country tax)	$148,733,722
Translation of assets and liabilities in foreign currencies	(15,568,746)
Net unrealized gain (loss) on investments and foreign currency translation	$133,164,976
Net realized and unrealized gain (loss) on investments and foreign currency	$42,472,896
Change in net assets from operations	$98,440,007

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$55,967,111	$118,509,792
Net realized gain (loss) on investments and foreign currency	(90,692,080)	310,930,616
Net unrealized gain (loss) on investments and foreign currency translation	133,164,976	(1,072,466,684)
Change in net assets from operations	$98,440,007	$(643,026,276)
Distributions declared to shareholders
From net investment income	$(59,049,592)	$(125,992,867)
From net realized gain on investments	(271,621,261)	(374,616,272)
Total distributions declared to shareholders	$(330,670,853)	$(500,609,139)
Change in net assets from fund share transactions	$(298,921,570)	$(125,518,489)
Total change in net assets	$(531,152,416)	$(1,269,153,904)
Net assets
At beginning of period	5,195,124,109	6,464,278,013
At end of period (including accumulated distributions in excess of net investment income of $6,534,075 and $3,451,594, respectively)	$4,663,971,693	$5,195,124,109

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Years ended 10/31
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.25		$23.34	$21.80	$18.61	$17.11	$16.01
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.45	$0.66	$0.60	$0.51	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(2.73)	2.42	3.17	1.53	1.02
Total from investment operations	$0.48		$(2.28)	$3.08	$3.77	$2.04	$1.63
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.64)	$(0.57)	$(0.54)	$(0.53)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.31)		$(1.81)	$(1.54)	$(0.58)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$18.42		$19.25	$23.34	$21.80	$18.61	$17.11
Total return (%) (r)(s)(t)(x)	3.30	(n)	(10.42)	14.99	20.59	12.17	10.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	0.99	0.97	1.01	1.02	1.04
Expenses after expense reductions (f)	1.02	(a)	0.99	0.97	1.01	1.02	1.04
Net investment income	2.64	(a)	2.10	2.97	2.97	2.90	3.62
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$2,671,369		$2,926,491	$3,597,063	$3,242,884	$2,699,649	$2,343,368

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.16		$23.24	$21.71	$18.55	$17.05	$15.95
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.28	$0.49	$0.44	$0.37	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.71)	2.41	3.15	1.54	1.01
Total from investment operations	$0.42		$(2.43)	$2.90	$3.59	$1.91	$1.50
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.47)	$(0.42)	$(0.41)	$(0.40)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.25)		$(1.65)	$(1.37)	$(0.43)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$18.33		$19.16	$23.24	$21.71	$18.55	$17.05
Total return (%) (r)(s)(t)(x)	2.94	(n)	(11.09)	14.15	19.60	11.39	9.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Expenses after expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Net investment income	1.88	(a)	1.34	2.23	2.21	2.14	2.88
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$240,897		$260,079	$332,141	$305,988	$265,748	$233,107

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.16		$23.24	$21.71	$18.55	$17.05	$15.96
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.49	$0.44	$0.38	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.72)	2.41	3.15	1.53	1.01
Total from investment operations	$0.42		$(2.43)	$2.90	$3.59	$1.91	$1.49
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.47)	$(0.42)	$(0.41)	$(0.40)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.25)		$(1.65)	$(1.37)	$(0.43)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$18.33		$19.16	$23.24	$21.71	$18.55	$17.05
Total return (%) (r)(s)(t)(x)	2.94	(n)	(11.09)	14.16	19.61	11.40	9.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Expenses after expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Net investment income	1.89	(a)	1.35	2.21	2.21	2.15	2.86
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$841,639		$945,033	$1,145,572	$917,978	$739,959	$608,042

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.31		$23.41	$21.86	$18.67	$17.15	$16.05
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.71	$0.65	$0.57	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.73)	2.44	3.17	1.53	1.01
Total from investment operations	$0.51		$(2.23)	$3.15	$3.82	$2.10	$1.67
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.70)	$(0.62)	$(0.58)	$(0.57)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.33)		$(1.87)	$(1.60)	$(0.63)	$(0.58)	$(0.57)
Net asset value, end of period (x)	$18.49		$19.31	$23.41	$21.86	$18.67	$17.15
Total return (%) (r)(s)(x)	3.46	(n)	(10.20)	15.28	20.82	12.54	10.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.74	0.72	0.76	0.77	0.79
Expenses after expense reductions (f)	0.77	(a)	0.74	0.72	0.76	0.77	0.79
Net investment income	2.92	(a)	2.33	3.14	3.21	3.22	3.88
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$472,610		$636,784	$864,695	$566,374	$462,849	$286,562

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.13		$23.21	$21.68	$18.52	$17.03	$15.94
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.49	$0.44	$0.37	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.72)	2.41	3.15	1.53	1.01
Total from investment operations	$0.42		$(2.43)	$2.90	$3.59	$1.90	$1.49
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.47)	$(0.42)	$(0.41)	$(0.40)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.25)		$(1.65)	$(1.37)	$(0.43)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$18.30		$19.13	$23.21	$21.68	$18.52	$17.03
Total return (%) (r)(s)(x)	2.95	(n)	(11.11)	14.18	19.63	11.35	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Expenses after expense reductions (f)	1.77	(a)	1.74	1.72	1.76	1.77	1.79
Net investment income	1.88	(a)	1.34	2.21	2.22	2.15	2.83
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$11,095		$10,865	$14,177	$12,041	$12,092	$11,686

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.20		$23.29	$21.75	$18.58	$17.07	$15.98
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.60	$0.54	$0.46	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.72)	2.42	3.16	1.55	1.01
Total from investment operations	$0.46		$(2.33)	$3.02	$3.70	$2.01	$1.58
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.42)	$(0.58)	$(0.52)	$(0.50)	$(0.49)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.29)		$(1.76)	$(1.48)	$(0.53)	$(0.50)	$(0.49)
Net asset value, end of period (x)	$18.37		$19.20	$23.29	$21.75	$18.58	$17.07
Total return (%) (r)(s)(x)	3.18	(n)	(10.66)	14.74	20.22	11.99	9.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.24	1.22	1.26	1.27	1.29
Expenses after expense reductions (f)	1.27	(a)	1.24	1.22	1.26	1.27	1.29
Net investment income	2.38	(a)	1.84	2.69	2.71	2.65	3.37
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$102,192		$104,858	$137,813	$116,355	$116,173	$101,994

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.24		$23.33	$21.79	$18.59	$17.09	$15.99
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.45	$0.65	$0.52	$0.51	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.73)	2.43	3.25	1.53	1.02
Total from investment operations	$0.49		$(2.28)	$3.08	$3.77	$2.04	$1.63
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.64)	$(0.56)	$(0.54)	$(0.53)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.31)		$(1.81)	$(1.54)	$(0.57)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$18.42		$19.24	$23.33	$21.79	$18.59	$17.09
Total return (%) (r)(s)(x)	3.36	(n)	(10.42)	15.00	20.61	12.19	10.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	0.99	0.97	1.00	1.02	1.04
Expenses after expense reductions (f)	1.02	(a)	0.99	0.97	1.00	1.02	1.04
Net investment income	2.62	(a)	2.09	2.93	2.67	2.90	3.62
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$132,789		$134,801	$177,562	$135,710	$364,245	$324,613

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.26		$23.35	$21.81	$18.63	$17.12	$16.02
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.71	$0.65	$0.56	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(2.72)	2.43	3.16	1.53	1.03
Total from investment operations	$0.51		$(2.22)	$3.14	$3.81	$2.09	$1.67
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.70)	$(0.62)	$(0.58)	$(0.57)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—	—
Total distributions declared to shareholders	$(1.33)		$(1.87)	$(1.60)	$(0.63)	$(0.58)	$(0.57)
Net asset value, end of period (x)	$18.44		$19.26	$23.35	$21.81	$18.63	$17.12
Total return (%) (r)(s)(x)	3.47	(n)	(10.19)	15.26	20.82	12.50	10.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.74	0.72	0.76	0.77	0.79
Expenses after expense reductions (f)	0.77	(a)	0.74	0.72	0.76	0.77	0.79
Net investment income	2.88	(a)	2.33	3.19	3.22	3.17	3.78
Portfolio turnover	11	(n)	45	46	54	46	51
Net assets at end of period (000 omitted)	$99,193		$100,251	$144,910	$108,572	$73,570	$45,233

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R5			2015	2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$19.31		$23.42	$21.86	$18.67	$16.71
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.53	$0.62	$0.72	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(2.75)	2.55	3.12	1.96	(g)
Total from investment operations	$0.53		$(2.22)	$3.17	$3.84	$2.18
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.55)	$(0.71)	$(0.64)	$(0.22)
From net realized gain on investments	(1.07)		(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(1.34)		$(1.89)	$(1.61)	$(0.65)	$(0.22)
Net asset value, end of period (x)	$18.50		$19.31	$23.42	$21.86	$18.67
Total return (%) (r)(s)(x)	3.58	(n)	(10.15)	15.42	20.95	13.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.63	0.63	0.65	0.71	(a)
Expenses after expense reductions (f)	0.65	(a)	0.63	0.63	0.65	0.71	(a)
Net investment income	2.97	(a)	2.48	2.71	3.48	2.93	(a)
Portfolio turnover	11	(n)	45	46	54	46	(n)
Net assets at end of period (000 omitted)	$92,188		$75,962	$50,344	$2,492	$283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from

25

Notes to Financial Statements (unaudited) – continued

ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

26

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

27

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,356,826,053	$—	$—	$3,356,826,053
Portugal	241,495,111	—	—	241,495,111
Canada	153,273,894	—	—	153,273,894
United Kingdom	147,869,251	—	—	147,869,251
Italy	121,864,975	—	—	121,864,975
France	72,040,614	—	—	72,040,614
China	—	70,137,121	—	70,137,121
Sweden	68,686,355	—	—	68,686,355
Spain	59,073,793	—	—	59,073,793
Other Countries	180,665,835	113,528,725	—	294,194,560
U.S.Corporate Bonds	—	3,358,350	—	3,358,350
Mutual Funds	145,275,025	—	—	145,275,025
Total Investments	$4,547,070,906	$187,024,196	$—	$4,734,095,102

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,588,041)	$—	$(7,588,041)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $62,567,830 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

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Notes to Financial Statements (unaudited) – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$144,105	$(7,732,146)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$4,657,346

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(16,165,374)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned

30

Notes to Financial Statements (unaudited) – continued

securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $74,352,858. The fair value of the fund’s investment securities on loan and a related liability of $75,287,578 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

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Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$197,578,192
Long-term capital gains	303,030,947
Total distributions	$500,609,139

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Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$4,487,683,316
Gross appreciation	719,999,346
Gross depreciation	(473,587,560)
Net unrealized appreciation (depreciation)	$246,411,786

As of 10/31/15
Undistributed ordinary income	13,318,939
Undistributed long-term capital gain	268,297,189
Other temporary differences	(5,412,447)
Net unrealized appreciation (depreciation)	97,646,021

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$35,529,921	$75,204,473	$154,785,763	$207,683,990
Class B	2,367,045	4,510,482	13,994,855	19,290,935
Class C	8,338,117	16,135,535	49,747,414	67,087,364
Class I	7,175,116	19,312,693	29,518,128	50,632,928
Class R1	105,725	194,561	607,802	820,157
Class R2	1,223,438	2,511,681	5,814,941	7,915,133
Class R3	1,680,484	3,714,491	7,116,727	10,555,365
Class R4	1,387,913	2,998,822	5,454,802	7,669,394
Class R5	1,241,833	1,410,129	4,580,829	2,961,006
Total	$59,049,592	$125,992,867	$271,621,261	$374,616,272

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

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Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, the fund’s average daily net assets did not exceed $10 billion and therefore, the management fee was not reduced in accordance with this agreement. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $305,773 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,201,427
Class B	0.75%	0.25%	1.00%	1.00%	1,152,592
Class C	0.75%	0.25%	1.00%	1.00%	4,074,551
Class R1	0.75%	0.25%	1.00%	1.00%	50,667
Class R2	0.25%	0.25%	0.50%	0.50%	238,968
Class R3	—	0.25%	0.25%	0.25%	150,197
Total Distribution and Service Fees					$8,868,402

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $21,021, $784, $1,057, and $223 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

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Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$7,329
Class B	148,855
Class C	42,671

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $275,443, which equated to 0.0123% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,853,030.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $405 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,762 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

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Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $5,257 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 98,756 shares of Class I for an aggregate amount of $1,751,936.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,538,003 and $2,738,873, respectively. The sales transactions resulted in net realized gains (losses) of $15,050.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $483,070,330 and $1,143,601,105, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,538,849	$181,106,837	25,803,877	$555,465,201
Class B	596,325	10,221,746	1,441,375	30,989,340
Class C	2,282,240	38,877,008	7,261,261	156,331,747
Class I	4,396,075	75,757,594	10,100,741	218,131,807
Class R1	94,954	1,638,262	164,715	3,524,106
Class R2	813,781	14,079,570	1,485,175	31,834,170
Class R3	1,215,093	21,193,112	1,948,433	42,149,633
Class R4	1,199,335	21,191,577	1,377,725	29,743,951
Class R5	1,401,859	24,438,481	2,538,228	51,554,421
	22,538,511	$388,504,187	52,121,530	$1,119,724,376

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	10,865,002	$180,878,729	12,445,735	$267,078,297
Class B	873,518	14,428,320	974,233	20,842,681
Class C	2,961,626	48,916,923	3,197,575	68,387,746
Class I	1,754,723	29,344,196	2,547,996	54,864,140
Class R1	43,242	713,490	47,512	1,014,715
Class R2	406,552	6,745,929	467,402	10,012,338
Class R3	528,447	8,795,221	664,931	14,268,909
Class R4	385,707	6,435,743	472,061	10,140,977
Class R5	241,502	4,043,030	197,992	4,255,830
	18,060,319	$300,301,581	21,015,437	$450,865,633

Shares reacquired
Class A	(28,469,697)	$(490,299,067)	(40,311,984)	$(853,971,787)
Class B	(1,903,972)	(32,592,471)	(3,132,064)	(66,365,346)
Class C	(8,659,919)	(148,815,592)	(10,422,394)	(219,108,429)
Class I	(13,568,865)	(233,811,612)	(16,607,107)	(350,526,238)
Class R1	(99,917)	(1,701,418)	(255,137)	(5,349,575)
Class R2	(1,120,508)	(19,095,611)	(2,409,003)	(50,972,442)
Class R3	(1,540,209)	(26,835,669)	(3,217,057)	(67,758,216)
Class R4	(1,410,833)	(24,371,287)	(2,849,281)	(61,754,233)
Class R5	(592,152)	(10,204,611)	(953,112)	(20,302,232)
	(57,366,072)	$(987,727,338)	(80,157,139)	$(1,696,108,498)

Net change
Class A	(7,065,846)	$(128,313,501)	(2,062,372)	$(31,428,289)
Class B	(434,129)	(7,942,405)	(716,456)	(14,533,325)
Class C	(3,416,053)	(61,021,661)	36,442	5,611,064
Class I	(7,418,067)	(128,709,822)	(3,958,370)	(77,530,291)
Class R1	38,279	650,334	(42,910)	(810,754)
Class R2	99,825	1,729,888	(456,426)	(9,125,934)
Class R3	203,331	3,152,664	(603,693)	(11,339,674)
Class R4	174,209	3,256,033	(999,495)	(21,869,305)
Class R5	1,051,209	18,276,900	1,783,108	35,508,019
	(16,767,242)	$(298,921,570)	(7,020,172)	$(125,518,489)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

37

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $10,335 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,177	334,590,347	(264,609,077)	69,987,447

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$50,907	$69,987,447

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,436,529	9,084	(290,927)	6,154,686

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$(4,011,747)	$—	$1,547,296	$135,745,279

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.